UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

New Income Fund

Investor Class (PRCIX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Investor Class	$45	0.44%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index during the period. Security selection in investment-grade corporate bonds also added value.

  Security selection in agency mortgage-backed securities, along with an early-period underweight to the sector, detracted from relative performance as the fund’s to-be-announced (TBA) positions underperformed. However, these losses were largely offset by income earned on the cash held to support the TBA positions. Tactical adjustments to the fund’s duration position also hampered performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. The portfolio increased its allocations to securitized products during the period and held out-of-benchmark and overweight positions in these sectors at period-end.

  The fund held material exposure to derivatives during the period. The fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,240	10,232
2016	9,912	9,908
2017	10,029	10,008
2017	10,171	10,158
2017	10,314	10,283
2017	10,276	10,227
2018	10,128	10,059
2018	10,149	10,120
2018	10,207	10,175
2018	10,096	10,089
2019	10,384	10,378
2019	10,797	10,768
2019	11,218	11,210
2019	11,192	11,178
2020	11,535	11,590
2020	11,320	11,781
2020	11,671	11,936
2020	11,792	11,992
2021	11,656	11,750
2021	11,669	11,734
2021	11,882	11,925
2021	11,816	11,854
2022	11,405	11,440
2022	10,677	10,769
2022	10,429	10,552
2022	10,162	10,332
2023	10,185	10,328
2023	10,319	10,538
2023	10,178	10,426
2023	10,182	10,454
2024	10,388	10,671
2024	10,408	10,676
2024	10,902	11,187
2024	10,884	11,173
2025	11,004	11,291
2025	10,947	11,258
2025	11,228	11,538
2025	11,464	11,809
2026	11,644	11,998
2026	11,493	11,836

202501-4140694, 202606-5570092

F43-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
New Income Fund (Investor Class)	4.98%	-0.30%	1.40%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.70

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$17,546,148
  Number of Portfolio Holdings1,820
  Investment Advisory Fees Paid (000s)$6,651
  Portfolio Turnover Rate146.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	29.1%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.9
Asset-Backed Securities	10.3
Non-U.S. Government Mortgage-Backed Securities	6.5
Bank Loans	3.0
Foreign Government Obligations & Municipalities	2.4
Commercial Paper	0.4
Securities Lending Collateral	0.2
Short-Term and Other	-2.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	13.3
Federal National Mortgage Assn.	10.2
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.1
UMBS	4.0
Carvana Auto Receivables Trust	0.8
JPMorgan Chase	0.7
T-Mobile USA	0.6
Boeing	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

Investor Class (PRCIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

New Income Fund

Advisor Class (PANIX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Advisor Class	$94	0.92%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index during the period. Security selection in investment-grade corporate bonds also added value.

  Security selection in agency mortgage-backed securities, along with an early-period underweight to the sector, detracted from relative performance as the fund’s to-be-announced (TBA) positions underperformed. However, these losses were largely offset by income earned on the cash held to support the TBA positions. Tactical adjustments to the fund’s duration position also hampered performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. The portfolio increased its allocations to securitized products during the period and held out-of-benchmark and overweight positions in these sectors at period-end.

  The fund held material exposure to derivatives during the period. The fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Advisor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,234	10,232
2016	9,899	9,908
2017	10,011	10,008
2017	10,156	10,158
2017	10,283	10,283
2017	10,238	10,227
2018	10,095	10,059
2018	10,097	10,120
2018	10,147	10,175
2018	10,028	10,089
2019	10,307	10,378
2019	10,707	10,768
2019	11,116	11,210
2019	11,082	11,178
2020	11,413	11,590
2020	11,191	11,781
2020	11,529	11,936
2020	11,639	11,992
2021	11,495	11,750
2021	11,498	11,734
2021	11,696	11,925
2021	11,616	11,854
2022	11,176	11,440
2022	10,428	10,769
2022	10,178	10,552
2022	9,909	10,332
2023	9,955	10,328
2023	10,070	10,538
2023	9,920	10,426
2023	9,911	10,454
2024	10,100	10,671
2024	10,106	10,676
2024	10,574	11,187
2024	10,544	11,173
2025	10,648	11,291
2025	10,580	11,258
2025	10,838	11,538
2025	11,053	11,809
2026	11,214	11,998
2026	11,054	11,836

202501-4140694, 202606-5570092

F243-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
New Income Fund (Advisor Class)	4.49%	-0.78%	1.01%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.70

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$17,546,148
  Number of Portfolio Holdings1,820
  Investment Advisory Fees Paid (000s)$6,651
  Portfolio Turnover Rate146.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	29.1%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.9
Asset-Backed Securities	10.3
Non-U.S. Government Mortgage-Backed Securities	6.5
Bank Loans	3.0
Foreign Government Obligations & Municipalities	2.4
Commercial Paper	0.4
Securities Lending Collateral	0.2
Short-Term and Other	-2.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	13.3
Federal National Mortgage Assn.	10.2
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.1
UMBS	4.0
Carvana Auto Receivables Trust	0.8
JPMorgan Chase	0.7
T-Mobile USA	0.6
Boeing	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

Advisor Class (PANIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

New Income Fund

R Class (RRNIX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - R Class	$110	1.08%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index during the period. Security selection in investment-grade corporate bonds also added value.

  Security selection in agency mortgage-backed securities, along with an early-period underweight to the sector, detracted from relative performance as the fund’s to-be-announced (TBA) positions underperformed. However, these losses were largely offset by income earned on the cash held to support the TBA positions. Tactical adjustments to the fund’s duration position also hampered performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. The portfolio increased its allocations to securitized products during the period and held out-of-benchmark and overweight positions in these sectors at period-end.

  The fund held material exposure to derivatives during the period. The fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	R Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,236	10,232
2016	9,884	9,908
2017	9,986	10,008
2017	10,122	10,158
2017	10,238	10,283
2017	10,184	10,227
2018	10,033	10,059
2018	10,027	10,120
2018	10,068	10,175
2018	9,943	10,089
2019	10,222	10,378
2019	10,599	10,768
2019	10,996	11,210
2019	10,964	11,178
2020	11,282	11,590
2020	11,043	11,781
2020	11,366	11,936
2020	11,465	11,992
2021	11,325	11,750
2021	11,306	11,734
2021	11,504	11,925
2021	11,421	11,854
2022	11,007	11,440
2022	10,277	10,769
2022	10,022	10,552
2022	9,749	10,332
2023	9,768	10,328
2023	9,881	10,538
2023	9,730	10,426
2023	9,718	10,454
2024	9,900	10,671
2024	9,902	10,676
2024	10,343	11,187
2024	10,322	11,173
2025	10,419	11,291
2025	10,349	11,258
2025	10,584	11,538
2025	10,803	11,809
2026	10,942	11,998
2026	10,783	11,836

202501-4140694, 202606-5570092

F443-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
New Income Fund (R Class)	4.19%	-0.94%	0.76%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.70

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$17,546,148
  Number of Portfolio Holdings1,820
  Investment Advisory Fees Paid (000s)$6,651
  Portfolio Turnover Rate146.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	29.1%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.9
Asset-Backed Securities	10.3
Non-U.S. Government Mortgage-Backed Securities	6.5
Bank Loans	3.0
Foreign Government Obligations & Municipalities	2.4
Commercial Paper	0.4
Securities Lending Collateral	0.2
Short-Term and Other	-2.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	13.3
Federal National Mortgage Assn.	10.2
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.1
UMBS	4.0
Carvana Auto Receivables Trust	0.8
JPMorgan Chase	0.7
T-Mobile USA	0.6
Boeing	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

R Class (RRNIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

New Income Fund

I Class (PRXEX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - I Class	$37	0.36%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index during the period. Security selection in investment-grade corporate bonds also added value.

  Security selection in agency mortgage-backed securities, along with an early-period underweight to the sector, detracted from relative performance as the fund’s to-be-announced (TBA) positions underperformed. However, these losses were largely offset by income earned on the cash held to support the TBA positions. Tactical adjustments to the fund’s duration position also hampered performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. The portfolio increased its allocations to securitized products during the period and held out-of-benchmark and overweight positions in these sectors at period-end.

  The fund held material exposure to derivatives during the period. The fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory/Strategy Benchmark
2016	500,000	500,000
2016	512,736	511,616
2016	495,958	495,403
2017	501,999	500,416
2017	509,833	507,893
2017	516,678	514,136
2017	514,954	511,326
2018	508,272	502,944
2018	508,901	505,990
2018	511,993	508,741
2018	506,593	504,464
2019	521,787	518,886
2019	542,081	538,376
2019	563,448	560,492
2019	562,872	558,902
2020	580,278	579,506
2020	569,081	589,067
2020	586,832	596,775
2020	593,079	599,611
2021	586,903	587,524
2021	587,081	586,682
2021	597,882	596,272
2021	595,280	592,695
2022	574,718	571,989
2022	537,641	538,444
2022	525,242	527,606
2022	511,857	516,596
2023	513,778	516,381
2023	520,657	526,907
2023	512,993	521,310
2023	513,909	522,690
2024	523,800	533,562
2024	524,896	533,786
2024	549,970	559,349
2024	549,834	558,625
2025	556,037	564,552
2025	553,274	562,924
2025	566,878	576,891
2025	579,621	590,474
2026	588,138	599,896
2026	580,585	591,821

202501-4140694, 202606-5570092

F533-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
New Income Fund (I Class)	4.94%	-0.22%	1.51%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.70

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$17,546,148
  Number of Portfolio Holdings1,820
  Investment Advisory Fees Paid (000s)$6,651
  Portfolio Turnover Rate146.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	29.1%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.9
Asset-Backed Securities	10.3
Non-U.S. Government Mortgage-Backed Securities	6.5
Bank Loans	3.0
Foreign Government Obligations & Municipalities	2.4
Commercial Paper	0.4
Securities Lending Collateral	0.2
Short-Term and Other	-2.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	13.3
Federal National Mortgage Assn.	10.2
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.1
UMBS	4.0
Carvana Auto Receivables Trust	0.8
JPMorgan Chase	0.7
T-Mobile USA	0.6
Boeing	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

I Class (PRXEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

New Income Fund

Z Class (TRVZX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index during the period. Security selection in investment-grade corporate bonds also added value.

  Security selection in agency mortgage-backed securities, along with an early-period underweight to the sector, detracted from relative performance as the fund’s to-be-announced (TBA) positions underperformed. However, these losses were largely offset by income earned on the cash held to support the TBA positions. Tactical adjustments to the fund’s duration position also hampered performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. The portfolio increased its allocations to securitized products during the period and held out-of-benchmark and overweight positions in these sectors at period-end.

  The fund held material exposure to derivatives during the period. The fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
5/31/20	10,160	10,215
8/31/20	10,487	10,349
11/30/20	10,609	10,398
2/28/21	10,509	10,188
5/31/21	10,522	10,173
8/31/21	10,727	10,340
11/30/21	10,690	10,278
2/28/22	10,329	9,919
5/31/22	9,671	9,337
8/31/22	9,457	9,149
11/30/22	9,224	8,958
2/28/23	9,267	8,954
5/31/23	9,399	9,137
8/31/23	9,269	9,040
11/30/23	9,294	9,064
2/29/24	9,493	9,252
5/31/24	9,522	9,256
8/31/24	9,972	9,700
11/30/24	9,979	9,687
2/28/25	10,100	9,790
5/31/25	10,059	9,762
8/31/25	10,315	10,004
11/30/25	10,557	10,239
2/28/26	10,721	10,403
5/31/26	10,593	10,263

202501-4140694, 202606-5570092

F1264-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 3/16/20
New Income Fund (Z Class)	5.31%	0.13%	0.93%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	0.42

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$17,546,148
  Number of Portfolio Holdings1,820
  Investment Advisory Fees Paid (000s)$6,651
  Portfolio Turnover Rate146.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	29.1%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.9
Asset-Backed Securities	10.3
Non-U.S. Government Mortgage-Backed Securities	6.5
Bank Loans	3.0
Foreign Government Obligations & Municipalities	2.4
Commercial Paper	0.4
Securities Lending Collateral	0.2
Short-Term and Other	-2.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	13.3
Federal National Mortgage Assn.	10.2
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.1
UMBS	4.0
Carvana Auto Receivables Trust	0.8
JPMorgan Chase	0.7
T-Mobile USA	0.6
Boeing	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

Z Class (TRVZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1.  (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,029	$34,043
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCIX New Income Fund
PANIX New Income Fund–
.
Advisor Class
RRNIX New Income Fund–
.
R Class
PRXEX New Income Fund–
.
I Class
TRVZX New Income Fund–
.
Z Class

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .89 $ 7 .84 $ 8 .11 $ 8 .66 $ 9 .71
Investment activities
Net investment income
(1)(2)
0 .34 0 .35 0 .33 0 .26 0 .15
Net realized and
unrealized gain/loss 0 .05 0 .05 ( 0 .27 ) ( 0 .55 ) ( 0 .96 )
Total from investment
activities 0 .39 0 .40 0 .06 ( 0 .29 ) ( 0 .81 )
Distributions
Net investment income ( 0 .35 ) ( 0 .35 ) ( 0 .33 ) ( 0 .26 ) ( 0 .14 )
Net realized gain — — — — ( 0 .10 )
Total distributions ( 0 .35 ) ( 0 .35 ) ( 0 .33 ) ( 0 .26 ) ( 0 .24 )
NET ASSET VALUE
End of period $ 7 .93 $ 7 .89 $ 7 .84 $ 8 .11 $ 8 .66

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)
4 .98% 5 .18% 0 .86% ( 3 .35 ) % ( 8 .50 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0 .58% 0 .55% 0 .54% 0 .53% 0 .45%
Net expenses after
waivers/payments by
Price Associates 0 .44% 0 .44% 0 .44% 0 .44% 0 .45%
Net investment income 4 .30% 4 .39% 4 .17% 3 .13% 1 .51%
Portfolio turnover rate
(4)
146 .4% 99 .3% 179 .3% 171 .6% 229 .1%
Portfolio turnover rate,
excluding mortgage dollar
roll transactions 74 .4% 67 .1% 90 .7% 111 .9% 93 .1%
Net assets, end of period (in
millions) $541 $580 $715 $819 $1,000
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .87 $ 7 .82 $ 8 .09 $ 8 .64 $ 9 .69
Investment activities
Net investment income
(1)(2)
0 .30 0 .31 0 .29 0 .25 0 .06
Net realized and
unrealized gain/loss 0 .05 0 .05 ( 0 .26 ) ( 0 .55 ) ( 0 .95 )
Total from investment
activities 0 .35 0 .36 0 .03 ( 0 .30 ) ( 0 .89 )
Distributions
Net investment income ( 0 .31 ) ( 0 .31 ) ( 0 .30 ) ( 0 .25 ) ( 0 .06 )
Net realized gain — — — — ( 0 .10 )
Total distributions ( 0 .31 ) ( 0 .31 ) ( 0 .30 ) ( 0 .25 ) ( 0 .16 )
NET ASSET VALUE
End of period $ 7 .91 $ 7 .87 $ 7 .82 $ 8 .09 $ 8 .64

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)
4 .49% 4 .68% 0 .36% ( 3 .43 ) % ( 9 .31 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 1 .39% 1 .39% 1 .29% 0 .52% 1 .31%
Net expenses after
waivers/payments by
Price Associates 0 .92% 0 .92% 0 .92% 0 .52% 1 .31%
Net investment income 3 .82% 3 .91% 3 .69% 2 .99% 0 .65%
Portfolio turnover rate
(4)
146 .4% 99 .3% 179 .3% 171 .6% 229 .1%
Portfolio turnover rate,
excluding mortgage dollar
roll transactions 74 .4% 67 .1% 90 .7% 111 .9% 93 .1%
Net assets, end of period (in
thousands) $7,336 $7,218 $7,769 $9,209 $14,228
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
R Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .89 $ 7 .84 $ 8 .11 $ 8 .65 $ 9 .70
Investment activities
Net investment income
(1)(2)
0 .29 0 .30 0 .28 0 .20 0 .08
Net realized and
unrealized gain/loss 0 .04 0 .05 ( 0 .27 ) ( 0 .53 ) ( 0 .95 )
Total from investment
activities 0 .33 0 .35 0 .01 ( 0 .33 ) ( 0 .87 )
Distributions
Net investment income ( 0 .30 ) ( 0 .30 ) ( 0 .28 ) ( 0 .21 ) ( 0 .08 )
Net realized gain — — — — ( 0 .10 )
Total distributions ( 0 .30 ) ( 0 .30 ) ( 0 .28 ) ( 0 .21 ) ( 0 .18 )
NET ASSET VALUE
End of period $ 7 .92 $ 7 .89 $ 7 .84 $ 8 .11 $ 8 .65

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)
4 .19% 4 .52% 0 .21% ( 3 .86 ) % ( 9 .10 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 1 .44% 1 .30% 1 .25% 1 .08% 1 .16%
Net expenses after
waivers/payments by
Price Associates 1 .08% 1 .08% 1 .08% 1 .08% 1 .11%
Net investment income 3 .66% 3 .75% 3 .54% 2 .47% 0 .84%
Portfolio turnover rate
(4)
146 .4% 99 .3% 179 .3% 171 .6% 229 .1%
Portfolio turnover rate,
excluding mortgage dollar
roll transactions 74 .4% 67 .1% 90 .7% 111 .9% 93 .1%
Net assets, end of period (in
thousands) $954 $1,044 $1,043 $1,012 $1,407
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .89 $ 7 .83 $ 8 .11 $ 8 .65 $ 9 .70
Investment activities
Net investment income
(1)(2)
0 .35 0 .36 0 .34 0 .27 0 .16
Net realized and
unrealized gain/loss 0 .04 0 .06 ( 0 .28 ) ( 0 .54 ) ( 0 .96 )
Total from investment
activities 0 .39 0 .42 0 .06 ( 0 .27 ) ( 0 .80 )
Distributions
Net investment income ( 0 .36 ) ( 0 .36 ) ( 0 .34 ) ( 0 .27 ) ( 0 .15 )
Net realized gain — — — — ( 0 .10 )
Total distributions ( 0 .36 ) ( 0 .36 ) ( 0 .34 ) ( 0 .27 ) ( 0 .25 )
NET ASSET VALUE
End of period $ 7 .92 $ 7 .89 $ 7 .83 $ 8 .11 $ 8 .65

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)
4 .94% 5 .41% 0 .81% ( 3 .16 ) % ( 8 .42 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0 .36% 0 .35% 0 .36% 0 .36% 0 .36%
Net expenses after
waivers/payments by
Price Associates 0 .36% 0 .35% 0 .36% 0 .36% 0 .36%
Net investment income 4 .38% 4 .47% 4 .26% 3 .22% 1 .67%
Portfolio turnover rate
(4)
146 .4% 99 .3% 179 .3% 171 .6% 229 .1%
Portfolio turnover rate,
excluding mortgage dollar
roll transactions 74 .4% 67 .1% 90 .7% 111 .9% 93 .1%
Net assets, end of period (in
millions) $2,058 $2,045 $2,561 $2,663 $3,015
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .89 $ 7 .84 $ 8 .11 $ 8 .65 $ 9 .70
Investment activities
Net investment income
(1)(2)
0 .38 0 .38 0 .36 0 .29 0 .18
Net realized and
unrealized gain/loss 0 .03 0 .06 ( 0 .26 ) ( 0 .54 ) ( 0 .94 )
Total from investment
activities 0 .41 0 .44 0 .10 ( 0 .25 ) ( 0 .76 )
Distributions
Net investment income ( 0 .38 ) ( 0 .39 ) ( 0 .37 ) ( 0 .29 ) ( 0 .19 )
Net realized gain — — — — ( 0 .10 )
Total distributions ( 0 .38 ) ( 0 .39 ) ( 0 .37 ) ( 0 .29 ) ( 0 .29 )
NET ASSET VALUE
End of period $ 7 .92 $ 7 .89 $ 7 .84 $ 8 .11 $ 8 .65

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)
5 .31% 5 .64% 1 .30% ( 2 .81 ) % ( 8 .09 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0 .32% 0 .32% 0 .32% 0 .32% 0 .34%
Net expenses after
waivers/payments by
Price Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income 4 .74% 4 .83% 4 .63% 3 .58% 1 .93%
Portfolio turnover rate
(4)
146 .4% 99 .3% 179 .3% 171 .6% 229 .1%
Portfolio turnover rate,
excluding mortgage dollar
roll transactions 74 .4% 67 .1% 90 .7% 111 .9% 93 .1%
Net assets, end of period (in
millions) $14,939 $13,142 $13,302 $12,355 $13,847
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
May 31, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  10.3%
Car Loan  3.9%
Ally Bank
Series 2026-A, Class A2
4.582%, 3/15/34 (1) 14,205 14,216
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 1,660 1,661
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 2,807 2,810
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.844%, 6/15/33 (1) 2,018 2,020
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 12,016 11,993
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 11,128
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  2,755 2,784
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 4,790 4,764
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 4,375 4,320
Avis Budget Rental Car Funding AESOP
Series 2026-1A, Class B
4.57%, 8/20/30 (1) 3,130 3,076
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.712%, 12/26/31 (1) 3,301 3,305
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.112%, 12/26/31 (1) 72 72
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  7,230 7,212
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class A3
4.27%, 1/15/30  3,660 3,658

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  9,800 9,758
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  2,585 2,612
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  9,615 9,670
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  6,410 6,371
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  4,135 4,087
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  4,480 4,505
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  8,906 9,002
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 411 407
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 13,812
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  13,890 14,060
Carvana Auto Receivables Trust
Series 2025-P3, Class A3
4.04%, 11/11/30  11,630 11,597
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  3,080 3,050
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  24,990 24,789
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  5,785 5,731
Carvana Auto Receivables Trust
Series 2026-P1, Class A4
4.35%, 7/12/32  34,465 34,130

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2026-P1, Class B
4.76%, 7/12/32  7,830 7,733
Carvana Auto Receivables Trust
Series 2026-P2, Class B
5.19%, 8/10/32  3,495 3,521
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  15,130 15,253
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 10,011 10,026
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 8,062 8,024
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  6,765 6,734
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 10,280 10,396
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 6,525 6,571
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 10,290 10,404
Enterprise Fleet Financing
Series 2026-2, Class A3
4.51%, 6/20/30 (1) 9,145 9,145
Enterprise Fleet Financing
Series 2026-2, Class A4
4.59%, 1/20/33 (1) 9,550 9,549
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  6,072 6,062
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  2,209 2,231
Exeter Automobile Receivables Trust
Series 2024-5A, Class C
4.64%, 1/15/30  3,140 3,150
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  8,135 8,136

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2026-1A, Class A3
4.03%, 3/15/30  10,260 10,224
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  11,500 11,467
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A2
4.37%, 10/15/29  4,350 4,353
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A3
4.67%, 6/16/31  4,075 4,087
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 33,720 34,009
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class B
4.50%, 9/15/29 (1) 9,105 9,119
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class A1
4.06%, 9/15/30  13,510 13,424
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  2,630 2,615
Ford Credit Floorplan Master Owner Trust A
Series 2026-1, Class B
4.61%, 5/15/31  1,710 1,706
Ford Credit Floorplan Master Owner Trust A
Series 2026-2, Class B
4.85%, 5/15/33  2,025 2,019
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  2,410 2,391
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 4,897 4,949
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 10,687 10,713
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 11,686 11,599
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class B
5.15%, 6/15/29 (1) 2,530 2,552

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  1,830 1,800
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  3,380 3,323
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 13,710 13,676
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21%, 12/15/28  3,805 3,836
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 215 217
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.412%, 1/16/34 (1) 3,448 3,437
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 710 708
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  4,446 4,453
Santander Drive Auto Receivables Trust
Series 2025-4, Class A3
4.17%, 4/15/30  5,125 5,122
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  12,885 12,832
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  7,295 7,245
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  10,870 10,761
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 5,001 5,035
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 4,615 4,655
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 2,340 2,377

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 9,186 9,252
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 2,920 2,964
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 7,100 7,001
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 5,995 5,892
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 3,375 3,371
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 1,930 1,925
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 998 995
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A4
4.13%, 12/20/29 (1) 18,235 18,110
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 14,550 14,411
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A3
4.35%, 11/20/29 (1) 2,165 2,160
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 4,925 4,913
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 2,655 2,649
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 930 936
Wheels Fleet Lease Funding
Series 2026-1A, Class A3
4.39%, 4/18/39 (1) 22,095 22,009
Wheels Fleet Lease Funding 1
Series 2024-3A, Class A1
4.80%, 9/19/39 (1) 15,457 15,554

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 18,005 17,906
Yamaha Motor Master Trust II
Series 2026-A, Class A1
4.43%, 4/15/31 (1) 14,850 14,778
693,065
Home Equity  0.4%
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.012%, 3/25/56 (1) 17,815 17,866
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.875%, 9/20/56 (1) 16,089 16,146
SAIF Securitization Trust
Series 2026-CES1, Class A1A, STEP
5.399%, 2/25/56 (1) 11,463 11,439
Towd Point Mortgage Trust
Series 2025-CES4, Class A1A, STEP
5.091%, 10/25/65 (1) 12,113 12,039
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 19,878 19,871
77,361
Other Asset-Backed Securities  5.5%
522 Funding
Series 2019-5A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.173%, 4/15/35 (1) 16,085 16,111
720 East IV
Series 2024-1AR, Class A1R, CLO, FRN
3M TSFR + 1.26%, 7/15/39 (1)(2) 28,470 28,470
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 9,983 9,993
Affirm Asset Securitization Trust
Series 2026-X1, Class A
4.27%, 4/15/31 (1) 19,320 19,325
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 490 490
Affirm Master Trust
Series 2025-1A, Class A
4.99%, 2/15/33 (1) 10,865 10,925
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 26,955 27,064

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 18,310 18,204
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 9,145 9,096
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 12,090 12,075
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.843%, 4/15/39 (1) 22,885 22,927
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 10/20/34 (1) 4,860 4,863
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 9,497 9,583
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 25,405 25,448
Apex Credit
Series 2025-13A, Class A1, CLO, FRN
3M TSFR + 1.35%, 5.021%, 1/22/39 (1) 8,900 8,925
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 11,400 11,513
Atlas Senior Loan Fund XXII
Series 2023-22A, Class A1R, CLO, FRN
3M TSFR + 1.30%, 4.978%, 4/20/39 (1) 10,335 10,369
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 4,712 4,764
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.845%, 1/20/39 (1) 21,819 21,858
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 927 929
Cedar Funding XV
Series 2022-15A, Class AR, CLO, FRN
3M TSFR + 1.28%, 4.955%, 1/20/39 (1) 17,335 17,357
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 4.995%, 1/18/38 (1) 18,615 18,647

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 2,609 2,614
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 32,015 31,074
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 4,328 4,333
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 11,640 11,672
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 1,465 1,472
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 5,840 5,825
Dell Equipment Finance Trust
Series 2025-2, Class B
4.34%, 3/24/31 (1) 495 492
Dext
Series 2025-2, Class A3
4.23%, 4/15/36 (1) 2,960 2,951
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 3,155 3,140
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 820 816
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 2,434 2,442
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 1,630 1,639
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 13,396 12,439
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 3,448 3,531

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 2,768 2,835
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 5.573%, 1/15/38 (1) 2,445 2,453
Fortress Credit BSL XXVIII
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.29%, 4.952%, 4/20/39 (1) 20,150 20,186
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A2
4.47%, 1/16/29 (1) 5,715 5,724
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A3
4.76%, 9/16/30 (1) 6,190 6,214
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 4,010 3,741
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 11,868 12,093
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 2,529 2,542
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 3,008 3,017
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 2,730 2,745
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.744%, 10/22/34 (1) 17,000 17,011
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.773%, 7/15/34 (1) 22,740 22,753
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 4.975%, 10/20/34 (1) 7,130 7,131
Madison Park Funding LX
Series 2022-60A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.417%, 10/25/37 (1) 6,270 6,284
Madison Park Funding XLVII
Series 2020-47A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 5.215%, 4/19/37 (1) 5,495 5,502

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XLVII
Series 2020-47A, Class BR, CLO, FRN
3M TSFR + 1.95%, 5.625%, 4/19/37 (1) 4,000 4,004
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 18,250 18,272
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 23,220 23,433
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 9,561 9,595
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 2,705 2,770
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 1,813 1,850
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.73%, 7/17/36 (1) 9,410 9,413
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 4.995%, 1/20/39 (1) 17,895 17,929
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 1,740 1,726
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 1,105 1,095
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.374%, 6/15/31 (1) 10,175 10,184
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.894%, 11/13/31 (1) 7,923 7,925
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.012%, 11/26/37 (1) 10,370 10,397
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.372%, 11/26/37 (1) 7,015 7,023
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 3,023 3,040

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 1,160 1,178
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 1,980 1,989
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 7,410 7,377
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 4.863%, 7/30/37 (1) 11,450 11,455
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 377 378
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 4,920 4,864
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.737%, 1/25/37 (1) 21,275 21,269
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.863%, 4/15/39 (1) 16,575 16,579
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.772%, 8/20/32 (1) 5,832 5,833
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 4.805%, 7/20/34 (1) 5,515 5,518
RR 28
Series 2024-28RA, Class AAR2, CLO, FRN
3M TSFR + 1.24%, 4.921%, 3/30/38 (1) 21,300 21,346
Sagard-Halseypoint
Series 2025-9A, Class A, CLO, FRN
3M TSFR + 1.29%, 4.965%, 4/20/38 (1) 5,965 5,972
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.175%, 4/20/37 (1) 6,490 6,504
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 18,081 18,370
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 40,435 40,092

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 610 617
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 4,384 4,382
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 4.96%, 4/23/39 (1) 26,525 26,589
Sound Point  XXXI
Series 2021-3AR, Class AR, CLO, FRN
3M TSFR + 1.07%, 10/25/34 (1) 35,230 35,230
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 1/20/32 (1)(2) 5,045 5,051
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.805%, 1/20/37 (1) 14,120 14,131
Symphony
Series 2023-40A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.369%, 1/5/38 (1) 8,515 8,530
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.873%, 10/15/31 (1) 1,256 1,256
TPIC SPV, Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24,
Cost $1,381 (3)(4)(5) 1,637 1,786
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24,
Cost $20,047 (3)(4)(5) 20,047 15,073
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 7,017 6,981
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.727%, 1/25/35 (1) 14,130 14,138
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 3,121 3,165
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.845%, 4/20/38 (1) 10,538 10,554
958,571

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Student Loan  0.5%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class C, FRN
SOFR30A + 1.80%, 5.412%, 7/27/48 (1) 5,950 5,961
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 7,515 7,495
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 18,590
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 7,759 7,629
Nelnet Student Loan Trust
Series 2021-BA, Class AFX
1.42%, 4/20/62 (1) 1,114 1,059
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 1,204 1,199
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 8,722 8,012
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 29,963 29,422
79,367
Total Asset-Backed Securities
(Cost $1,813,759) 1,808,364
BANK LOANS  3.0% (6)
FINANCIAL INSTITUTIONS  0.6%
Brokerage Asset Managers Exchanges  0.3%
Citadel Securities Global Holdings, FRN
3M TSFR + 2.00%, 5.70%, 10/31/31  53,402 53,443
Jane Street Group, FRN
3M TSFR + 2.00%, 5.666%, 12/15/31  6,310 6,271
59,714
Insurance  0.3%
Alera Group, FRN
1M TSFR + 2.75%, 6.37%, 5/30/32  2,732 2,631
Alliant Holdings Intermediate, FRN
1M TSFR + 2.50%, 6.12%, 9/19/31  10,167 10,126
Asurion, FRN
3M TSFR + 4.25%, 7.913%, 9/19/30  3,032 3,030

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Asurion, FRN
3M TSFR + 5.25%, 9.028%, 1/20/29  10,931 10,933
CRC Insurance Group, FRN
3M TSFR + 2.75%, 6.45%, 5/6/31  6,406 6,337
HUB International, FRN
3M TSFR + 2.25%, 5.922%, 6/20/30  9,643 9,663
42,720
Total Financial Institutions 102,434
INDUSTRIAL  1.9%
Capital Goods  0.3%
Charter Next Generation, FRN
1M TSFR + 2.50%, 6.145%, 11/29/30  6,940 6,952
Engineered Machinery Holdings, FRN
3M TSFR + 3.25%, 6.95%, 11/26/32  3,082 3,098
Filtration Group, FRN
1M TSFR + 2.50%, 6.12%, 10/21/28  2,976 2,979
Pro Mach Group, FRN
1M TSFR + 2.75%, 6.37%, 10/15/32  7,324 7,332
Quikrete Holdings, FRN
1M TSFR + 2.25%, 5.87%, 1/30/32  3,478 3,478
Resilience Parent, FRN
1M TSFR + 2.50%, 6.126%, 2/28/33  4,370 4,380
TK Elevator U.S. Newco, FRN
6M TSFR + 2.75%, 6.377%, 4/30/30  8,232 8,296
TransDigm, FRN
1M TSFR + 2.25%, 5.87%, 3/22/30  5,479 5,491
TransDigm, FRN
1M TSFR + 2.50%, 6.12%, 8/19/32  2,030 2,035
TransDigm, FRN
1M TSFR + 2.50%, 6.12%, 2/13/33  7,862 7,880
51,921
Communications  0.3%
Discovery Global Holdings, FRN
1M TSFR + 2.50%, 6/30/33 (2) 13,940 13,964
Lamar Media, FRN
1M TSFR + 1.50%, 5.108%, 9/23/32  16,225 16,225
Level 3 Financing, FRN
1M TSFR + 2.75%, 6.381%, 3/29/32  8,535 8,567
OAK-Eagle Acquiireco, FRN
1M TSFR + 3.50%, 3/24/33 (2) 9,610 9,639
48,395
Consumer Cyclical  0.4%
Belron Finance 2019, FRN
3M TSFR + 2.00%, 5.657%, 10/16/31  4,924 4,930

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Clarios Global, FRN
1M TSFR + 2.50%, 6.098%, 1/28/32  4,437 4,439
Delta 2, FRN
3M TSFR + 2.00%, 5.45%, 9/10/31  3,260 3,263
EOC Borrower, FRN
1M TSFR + 3.00%, 6.37%, 3/24/32  2,886 2,893
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 5.334%, 11/8/30  53,680 53,902
TKO Worldwide Holdings, FRN
3M TSFR + 2.00%, 5.636%, 11/21/31  5,578 5,578
75,005
Consumer Non-Cyclical  0.4%
Bausch + Lomb, FRN
1M TSFR + 3.75%, 7.37%, 1/15/31  4,696 4,712
Hopper Merger Sub, FRN
3M TSFR + 2.25%, 5.924%, 4/7/33  18,054 17,864
IQVIA, FRN
3M TSFR + 1.75%, 5.45%, 1/2/31  40,205 40,414
Opal U.S., FRN
3M TSFR + 3.00%, 6.70%, 4/28/32  8,305 8,307
71,297
Energy  0.2%
Calcasieu Pass Funding, FRN
6M TSFR + 3.25%, 6.954%, 4/11/33  4,130 4,140
Hilcorp Energy I, FRN
1M TSFR + 1.75%, 5.353%, 2/11/30  24,225 24,226
28,366
Technology  0.3%
Applied Systems, FRN
3M TSFR + 2.25%, 5.95%, 2/24/31  13,933 13,800
Applied Systems, FRN
3M TSFR + 4.50%, 8.20%, 2/23/32  882 871
Athenahealth Group, FRN
1M TSFR + 3.25%, 6.858%, 2/14/32  4,904 4,874
Avalara, FRN
3M TSFR + 2.75%, 6.45%, 3/26/32  5,544 5,372
Clearwater Analytics, FRN
1M TSFR + 2.25%, 5.584%, 4/21/32  3,549 3,545
Cloud Software Group, FRN
3M TSFR + 3.25%, 6.95%, 3/21/31  6,629 6,221
Ellucian Holdings, FRN
1M TSFR + 2.50%, 6.12%, 10/9/29  11,312 11,166
Epicor Software, FRN
1M TSFR + 2.50%, 6.12%, 5/30/31  7,824 7,716

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UKG, FRN
3M TSFR + 2.25%, 5.913%, 2/10/31  5,820 5,618
59,183
Total Industrial 334,167
UTILITY  0.5%
Electric  0.5%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.25%, 5.87%, 2/26/32  2,660 2,661
NRG Energy, FRN
3M TSFR + 1.75%, 5.419%, 4/16/31  75,661 75,723
Talen Energy Supply, FRN
1M TSFR + 2.00%, 5.62%, 11/25/32  1,759 1,743
Talen Energy Supply, FRN
1M TSFR + 2.50%, 6.125%, 12/15/31  3,434 3,415
Total Utility 83,542
Total Bank Loans
(Cost $519,746) 520,143
CORPORATE BONDS  25.8%
FINANCIAL INSTITUTIONS  7.7%
Banking  4.8%
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (EUR) (7) 1,500 1,828
Banco Santander, 5.127%, 11/6/35 (8) 10,200 9,999
Banco Santander Chile, 4.55%, 11/20/30 (1) 16,870 16,718
Bank Hapoalim, 4.722%, 7/14/29 (1) 20,690 20,461
Bank of America, VR, 1.898%, 7/23/31 (7) 47,876 42,763
Bank of America, VR, 2.299%, 7/21/32 (7) 13,098 11,582
Bank of America, VR, 5.464%, 5/9/36 (7) 17,215 17,576
Bank of America, VR, 5.511%, 1/24/36 (7) 24,260 24,853
Bank of Montreal, Series J, VR, 5.298%, 6/2/37 (7) 13,545 13,560
Bank of New York Mellon, VR, 5.085%, 4/23/37 (7)(8) 17,700 17,597
Barclays, VR, 5.785%, 2/25/36 (7) 4,810 4,909
CaixaBank, VR, 5.581%, 7/3/36 (1)(7) 10,440 10,548
CaixaBank, VR, 6.037%, 6/15/35 (1)(7) 19,705 20,575
Capital One Financial, VR, 7.624%, 10/30/31 (7) 3,005 3,310
Ceska sporitelna, VR, 4.824%, 1/15/30 (EUR) (7) 1,500 1,805
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (7) 1,500 1,786
Citigroup, VR, 2.561%, 5/1/32 (7) 10,603 9,539
Citigroup, VR, 4.952%, 5/7/31 (7) 23,275 23,420
Citigroup, VR, 5.174%, 9/11/36 (7) 5,470 5,443
Credit Agricole, VR, 4.818%, 9/25/33 (1)(7) 27,730 27,133
Danske Bank, VR, 4.662%, 3/27/29 (1)(7) 8,725 8,727

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Federation des Caisses Desjardins du Quebec, 5.021%, 5/27/31 (1) 9,590 9,681
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (7) 24,985 24,469
Goldman Sachs Group, VR, 2.383%, 7/21/32 (7) 17,802 15,745
Goldman Sachs Group, VR, 3.615%, 3/15/28 (7) 20,205 20,078
Goldman Sachs Group, VR, 4.692%, 10/23/30 (7) 17,765 17,737
Goldman Sachs Group, VR, 5.016%, 10/23/35 (7) 18,865 18,589
HSBC Holdings, VR, 4.619%, 11/6/31 (7) 8,930 8,824
ING Groep, VR, 5.42%, 3/23/37 (7) 14,400 14,428
JPMorgan Chase, VR, 2.522%, 4/22/31 (7) 4,475 4,131
JPMorgan Chase, VR, 2.956%, 5/13/31 (7) 38,833 36,320
JPMorgan Chase, VR, 4.603%, 10/22/30 (7) 17,695 17,665
JPMorgan Chase, VR, 4.81%, 10/22/36 (7) 10,785 10,472
JPMorgan Chase, VR, 4.898%, 1/22/37 (7) 25,345 24,692
JPMorgan Chase, VR, 4.946%, 10/22/35 (7) 12,805 12,640
JPMorgan Chase, VR, 5.336%, 1/23/35 (7) 8,860 8,984
KBC Group, VR, 3.375%, 11/24/33 (EUR) (7) 3,000 3,444
M&T Bank, VR, 5.40%, 7/30/35 (7) 5,053 5,038
Morgan Stanley, VR, 5.173%, 1/16/30 (7) 15,220 15,400
Morgan Stanley, VR, 5.296%, 4/10/37 (7) 12,146 12,113
Morgan Stanley, VR, 5.32%, 7/19/35 (7) 4,674 4,716
Morgan Stanley, VR, 5.664%, 4/17/36 (7) 7,595 7,822
National Bank of Canada, VR, 4.928%, 6/4/32 (7) 12,325 12,340
PNC Financial Services Group, VR, 5.373%, 7/21/36 (7) 5,710 5,762
PNC Financial Services Group, VR, 5.575%, 1/29/36 (7) 8,445 8,648
Santander Holdings USA, VR, 5.473%, 3/20/29 (7) 9,975 10,096
Skandinaviska Enskilda Banken, 4.375%, 11/6/28 (EUR)  2,905 3,493
Societe Generale, VR, 2.797%, 1/19/28 (1)(7) 22,027 21,783
Societe Generale, VR, 5.50%, 4/13/29 (1)(7) 17,160 17,394
Standard Chartered, VR, 4.529%, 6/5/32 (1)(7) 42,700 41,782
Standard Chartered, VR, 6.301%, 1/9/29 (1)(7) 10,830 11,109
Toronto-Dominion Bank, 4.866%, 4/22/33  17,725 17,611
Toronto-Dominion Bank, 4.928%, 10/15/35  9,815 9,645
Wells Fargo, VR, 2.572%, 2/11/31 (7) 49,550 45,923
Wells Fargo, VR, 5.15%, 4/23/31 (7) 39,452 40,036
832,742
Brokerage Asset Managers Exchanges  0.1%
Intercontinental Exchange, 4.35%, 6/15/29  7,250 7,222
Jane Street Group, 6.125%, 11/1/32 (1) 2,020 2,025
Jane Street Group, 6.75%, 5/1/33 (1) 9,630 9,903
Jane Street Group, 7.125%, 4/30/31 (1) 4,352 4,517
23,667
Brokerage Assetmanagers Exchanges  0.1%
Charles Schwab, VR, 5.493%, 5/21/37 (7) 9,175 9,306
9,306

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Finance Companies  0.5%
Ares Capital, 5.10%, 1/15/31  1,000 972
Ares Capital, 5.55%, 1/15/30  4,505 4,488
Ares Capital, 5.80%, 3/8/32 (8) 1,660 1,650
Ares Capital, 5.95%, 7/15/29  2,427 2,457
Ares Strategic Income Fund, 5.45%, 9/9/28 (1)(8) 4,180 4,147
Blackstone Private Credit Fund, 5.60%, 11/22/29  1,600 1,580
Blackstone Private Credit Fund, 6.00%, 1/29/32  7,048 6,950
Blackstone Secured Lending Fund, 5.25%, 9/4/29  2,685 2,647
Blue Owl GP Stakes IV, 4.88%, 10/30/28, Acquisition Date: 10/9/25,
Cost $13,460 (3)(5) 13,460 13,364
Golub Capital Private Credit Fund, 5.875%, 5/1/30  9,581 9,482
MidCap Financial, 5.735%, 4/15/29, Acquisition Date: 12/22/25,
Cost $16,500 (1)(5) 16,500 16,654
Navient, 5.625%, 8/1/33 (8) 3,850 3,133
Navient, 7.875%, 6/15/32  2,924 2,743
Navient, 9.375%, 7/25/30 (8) 9,280 9,454
Navient, 9.375%, 10/15/31 (8) 3,849 3,836
Navient, 11.50%, 3/15/31  4,760 5,066
OneMain Finance, 7.50%, 5/15/31  2,685 2,768
91,391
Financial Other  0.3%
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 5,490 5,398
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 5,840 5,740
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  30,488 31,243
Howard Hughes, 5.875%, 3/1/32 (1) 5,075 4,978
Howard Hughes, 6.125%, 3/1/34 (1) 4,828 4,719
Petit Forestier Note, Series C, 5.43%, 6/10/30, Acquisition Date:
4/30/26, Cost $4,750 (3)(5) 4,750 4,750
56,828
Insurance  1.3%
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 1,705 1,709
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 3,625 3,657
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 2,450 2,487
Aspen Insurance Holdings, 5.75%, 7/1/30  1,830 1,888
Asurion, 8.00%, 12/31/32 (1) 8,425 8,783
Asurion, 8.375%, 2/1/34 (1) 5,170 5,053
Athene Global Funding, 5.526%, 7/11/31 (1) 18,015 18,109
Centene, 4.625%, 12/15/29  28,038 27,297
CRC Insurance Group, 7.125%, 6/1/31 (1) 3,040 3,047
GA Global Funding Trust, 5.40%, 1/13/30 (1) 10,015 10,038
GA Global Funding Trust, 5.50%, 4/1/32 (1) 10,780 10,706
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 8,635 8,677

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 17,935 17,165
Horseshoe Funding Trust I, 6.062%, 2/15/36 (1)(8) 4,100 4,154
HUB International, 7.25%, 6/15/30 (1) 4,585 4,713
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 9,930 10,031
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 3,183 3,247
Molina Healthcare, 6.50%, 2/15/31 (1) 1,515 1,539
RGA Global Funding, 5.00%, 8/25/32 (1) 10,725 10,668
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1) 6,760 6,703
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 4,775 4,800
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 9,000 9,038
UnitedHealth Group, 4.50%, 4/15/33  16,060 15,700
UnitedHealth Group, 5.05%, 4/15/53  24,469 21,849
UnitedHealth Group, 5.30%, 6/15/35 (8) 7,575 7,708
UnitedHealth Group, 5.95%, 6/15/55  4,270 4,365
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 7,995 7,920
231,051
Real Estate Investment Trusts  0.5%
Aedifica, 0.75%, 9/9/31 (EUR)  3,800 3,836
American Homes 4 Rent, 5.25%, 3/15/35  4,645 4,622
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 30,128
Brixmor Operating Partnership, 4.85%, 2/15/33  2,455 2,415
Brixmor Operating Partnership, 5.20%, 4/1/32  3,630 3,660
Cofinimmo, 0.875%, 12/2/30 (EUR)  8,000 8,293
Healthcare Realty Holdings, 2.05%, 3/15/31  4,931 4,294
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  7,200 8,278
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 8,500 8,312
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 9,215 8,846
Segro Capital, 1.875%, 3/23/30 (EUR)  1,685 1,858
Service Properties Trust, 8.625%, 11/15/31 (1) 4,990 5,266
Service Properties Trust, Zero Coupon, 9/30/27 (1) 1,545 1,436
91,244
Reits  0.1%
Brixmor Operating Partnership, 5.375%, 6/15/36  5,040 5,024
Ventas Realty, 5.00%, 2/15/36 (8) 7,100 6,967
11,991
Total Financial Institutions 1,348,220
INDUSTRIAL  15.1%
Basic Industry  0.8%
Anglo American Capital, 5.00%, 3/21/33 (1) 9,115 9,065
Celanese U.S. Holdings, 7.379%, 7/15/32  2,925 3,077
Celanese U.S. Holdings, 7.55%, 11/15/30  2,349 2,500
Ecolab, 4.60%, 6/15/29  34,975 35,128

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ecolab, 5.15%, 6/15/33  10,615 10,779
Freeport-McMoRan, 4.25%, 3/1/30  4,247 4,178
Freeport-McMoRan, 4.375%, 8/1/28  6,681 6,643
Freeport-McMoRan, 4.625%, 8/1/30  2,715 2,706
Freeport-McMoRan, 5.00%, 9/1/27  1,558 1,558
Minera Mexico, 5.625%, 2/12/32 (1) 24,830 25,114
Nutrien, 4.85%, 5/29/31  7,220 7,236
Nutrien, 5.25%, 3/12/32  1,885 1,920
Nutrien, 5.35%, 5/29/36  4,490 4,504
Nutrien, 5.40%, 6/21/34  949 967
Orbia Advance Corp., 6.80%, 5/13/30 (1) 11,045 11,133
Qnity Electronics, 6.25%, 8/15/33 (1) 335 342
SNF Group, 4.50%, 3/15/32 (EUR)  7,500 8,881
135,731
Capital Goods  1.7%
3M, 5.15%, 3/15/35  17,335 17,525
BAE Systems, 5.30%, 3/26/34 (1) 10,970 11,183
Boeing, 3.75%, 2/1/50  24,033 17,587
Boeing, 5.04%, 5/1/27  26,075 26,223
Boeing, 5.705%, 5/1/40  8,335 8,495
Boeing, 6.388%, 5/1/31  8,645 9,221
Boeing, 6.528%, 5/1/34  6,672 7,284
Boeing, 6.858%, 5/1/54  24,802 28,013
Caterpillar Financial Services, Series L, 4.30%, 5/15/29  23,795 23,805
Deere, 5.45%, 1/16/35 (8) 16,960 17,599
Eaton, 4.80%, 3/6/36  4,620 4,545
Flowserve, 5.70%, 5/15/36  4,655 4,691
General Electric, 4.30%, 7/29/30  8,980 8,924
General Electric, 4.90%, 1/29/36  6,935 6,925
Honeywell Aerospace, 5.732%, 3/16/56 (1) 12,525 12,529
L3Harris Technologies, 4.40%, 6/15/28  17,450 17,428
Quikrete Holdings, 6.375%, 3/1/32 (1) 5,039 5,132
RB Global Holdings, 7.75%, 3/15/31 (1) 3,662 3,802
Regal Rexnord, 6.05%, 4/15/28  16,795 17,184
RTX, 2.82%, 9/1/51  18,895 11,702
RTX, 3.03%, 3/15/52  4,750 3,056
RTX, 4.125%, 11/16/28  14,040 13,951
RTX, 5.15%, 2/27/33  5,881 5,995
TransDigm, 6.125%, 7/31/34 (1) 1,470 1,463
TransDigm, 6.25%, 1/31/34 (1) 1,480 1,514
TransDigm, 6.75%, 1/31/34 (1) 1,690 1,733
TransDigm, 6.875%, 12/15/30 (1) 2,555 2,634
TransDigm, 7.125%, 12/1/31 (1) 3,120 3,242

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Vertiv Holdings, 5.80%, 3/15/56  1,780 1,755
Xylem, 5.20%, 6/1/33  2,955 2,999
298,139
Communications  3.2%
American Tower, 4.70%, 12/15/32  5,955 5,873
American Tower, 4.90%, 3/15/30  2,490 2,512
AT&T, 3.50%, 9/15/53  9,230 6,103
AT&T, 4.55%, 11/1/32  9,765 9,594
AT&T, 5.25%, 10/30/36  27,000 26,720
AT&T, 6.20%, 10/30/56  18,100 18,213
Beignet Investor, 6.581%, 5/30/49 (1) 18,764 19,301
CCO Holdings, 4.50%, 6/1/33 (1)(8) 3,330 2,846
CCO Holdings, 7.00%, 2/1/33 (1)(8) 3,605 3,523
CCO Holdings, 7.375%, 3/1/31 (1)(8) 3,470 3,519
Cellnex Finance, 2.00%, 2/15/33 (EUR)  9,200 9,602
Charter Communications Operating, 6.384%, 10/23/35  18,764 18,881
Charter Communications Operating, 6.55%, 6/1/34  6,287 6,454
Chorus, 3.625%, 9/7/29 (EUR)  3,115 3,668
Directv Financing, 5.875%, 8/15/27 (1) 49 49
Discovery Global Holdings, 4.279%, 3/15/32  385 352
Discovery Global Holdings, 5.05%, 3/15/42  2,765 2,025
EchoStar, 10.75%, 11/30/29  7,410 8,054
Level 3 Financing, 7.00%, 3/31/34 (1) 10,240 10,609
Meta Platforms, 4.875%, 11/15/35  11,265 11,001
Meta Platforms, 5.25%, 5/15/36  17,040 17,024
Meta Platforms, 5.50%, 11/15/45  13,900 13,037
Meta Platforms, 5.625%, 11/15/55  29,530 27,202
NTT Finance, 4.876%, 7/16/30 (1) 4,860 4,877
NTT Finance, 5.171%, 7/16/32 (1) 3,650 3,671
NTT Finance, 5.502%, 7/16/35 (1) 7,105 7,200
OAK-Eagle Acquireco, 7.25%, 7/1/33 (1) 3,865 4,028
OAK-Eagle Acquireco, 8.75%, 7/1/34 (1) 2,560 2,705
Orange, 5.00%, 1/13/36 (1) 13,375 13,137
Rogers Communications, 3.80%, 3/15/32  18,500 17,259
Rogers Communications, 5.00%, 2/15/29  18,431 18,575
Rogers Communications, 5.30%, 2/15/34  20,675 20,558
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 21,168
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 15,588
SBA Tower Trust, 4.831%, 10/15/29 (1) 17,915 17,895
Sirius XM Radio, 5.875%, 4/15/32 (1) 5,115 5,091
Sprint Capital, 6.875%, 11/15/28  24,540 25,847
Sprint Capital, 8.75%, 3/15/32  15,530 18,410
T-Mobile USA, 3.50%, 4/15/31  14,080 13,339

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
T-Mobile USA, 4.625%, 1/15/33 (8) 25,215 24,802
T-Mobile USA, 5.00%, 2/15/36 (8) 19,555 19,272
T-Mobile USA, 5.05%, 7/15/33  25,155 25,329
T-Mobile USA, 5.70%, 1/15/56  16,700 16,027
T-Mobile USA, 5.875%, 11/15/55  7,650 7,522
Time Warner Cable, 6.75%, 6/15/39  7,092 7,030
Time Warner Cable, 7.30%, 7/1/38  2,193 2,283
Verizon Communications, 5.875%, 11/30/55  18,955 18,637
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1) 3,509 3,272
559,684
Consumer Cyclical  1.6%
Advance Auto Parts, 7.00%, 8/1/30 (1) 2,045 2,102
Advance Auto Parts, 7.375%, 8/1/33 (1) 6,475 6,733
Airbnb, 4.65%, 3/16/31  23,000 22,991
Amazon.com, 5.45%, 11/20/55  25,205 24,063
Aptiv Swiss Holdings, 3.10%, 12/1/51  25,510 15,714
Belron U.K. Finance, 5.75%, 10/15/29 (1) 2,810 2,833
CBRE Services, 4.80%, 6/15/30  4,575 4,588
CBRE Services, 4.90%, 1/15/33  3,545 3,497
Clarios Global, 6.75%, 5/15/28 (1) 67 68
Clarios Global, 6.75%, 2/15/30 (1) 440 455
Ferrari, 3.625%, 5/21/30 (EUR) (8) 7,090 8,377
Flutter Treasury, 5.875%, 6/4/31 (1) 2,470 2,449
Ford Motor Credit, 5.73%, 9/5/30  7,820 7,910
Ford Motor Credit, 7.35%, 3/6/30  14,378 15,303
General Motors Financial, 5.45%, 1/8/36 (8) 3,750 3,743
General Motors Financial, 5.55%, 7/15/29  12,735 13,037
General Motors Financial, 6.40%, 1/9/33 (8) 4,466 4,767
GLP Capital, 5.25%, 2/15/33  10,545 10,364
GLP Capital, 5.625%, 3/1/36  7,930 7,793
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 2,955 3,013
Hyundai Capital America, 4.25%, 9/18/28 (1) 2,286 2,267
Hyundai Capital America, 4.55%, 9/26/29 (1) 11,135 11,089
Hyundai Capital America, 4.55%, 1/8/31 (1) 13,730 13,529
Hyundai Capital America, 4.75%, 9/26/31 (1) 7,295 7,225
Hyundai Capital America, 5.35%, 3/19/29 (1)(8) 5,630 5,718
Hyundai Capital America, 5.40%, 1/8/31 (1) 3,290 3,349
Hyundai Capital America, 6.10%, 9/21/28 (1) 2,300 2,370
Hyundai Capital America, 6.50%, 1/16/29 (1) 6,620 6,904
Las Vegas Sands, 3.50%, 8/18/26  10,677 10,668
Match Group Holdings II, 6.125%, 9/15/33 (1) 5,548 5,455
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $9,520 (3)(5) 9,520 9,510
Nissan Motor, 7.50%, 7/17/30 (1) 2,910 3,016

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 3,400 3,359
Rivian Holdings, 10.00%, 1/15/31 (1) 5,240 5,164
Uber Technologies, 4.50%, 8/15/29 (1) 17,774 17,632
Uber Technologies, 4.80%, 9/15/34  2,750 2,692
Uber Technologies, 4.80%, 9/15/35  13,560 13,201
Yum! Brands, 5.375%, 4/1/32  3,270 3,265
286,213
Consumer Non-Cyclical  3.1%
Abbott Laboratories, 4.65%, 3/15/36  14,780 14,372
Abbott Laboratories, 5.50%, 3/15/56  17,055 16,640
AbbVie, 4.80%, 3/15/29  17,200 17,392
AbbVie, 5.40%, 3/15/54  16,570 15,915
Augusta SpinCo, 4.945%, 3/23/33  5,185 5,168
Augusta SpinCo, 5.245%, 3/23/36  9,705 9,690
BAT Capital, 5.35%, 8/15/32  18,240 18,727
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 11,085 11,666
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  3,225 3,189
Bon Secours Mercy Health, 3.464%, 6/1/30  5,370 5,167
Cigna Group, 4.50%, 9/15/30  4,650 4,632
Cigna Group, 6.00%, 1/15/56  6,505 6,604
CommonSpirit Health, 2.782%, 10/1/30  1,345 1,239
Constellation Brands, 4.85%, 5/6/31  6,730 6,734
CVS Health, 5.00%, 9/15/32  6,070 6,092
CVS Health, 5.05%, 3/25/48  37,769 33,148
CVS Health, VR, 6.75%, 12/10/54 (7) 16,515 17,201
CVS Health, VR, 7.00%, 3/10/55 (7) 4,920 5,133
Eli Lilly, 4.85%, 5/20/36  17,715 17,585
Eli Lilly, 5.55%, 10/15/55 (8) 10,010 9,996
EMD Finance, 4.625%, 10/15/32 (1) 24,075 23,744
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)  6,092 7,139
Gilead Sciences, 4.40%, 5/20/29  26,820 26,822
HCA, 4.60%, 11/15/32  19,960 19,471
Icon Investments Six, 6.00%, 5/8/34  2,729 2,785
Imperial Brands Finance, 6.375%, 7/1/55 (1) 11,195 11,404
IQVIA, 6.50%, 5/15/30 (1) 435 446
Kenvue, 5.05%, 3/22/28  3,963 4,011
Mars, 5.65%, 5/1/45 (1) 11,635 11,536
Medline Borrower, 3.875%, 4/1/29 (1) 16,662 16,219
Medline Borrower, 5.00%, 6/15/31 (1) 26,355 26,338
Medline Borrower, 5.25%, 6/15/33 (1) 12,030 12,030
Medline Borrower, 6.25%, 4/1/29 (1) 8,541 8,766
Opal Bidco, 6.50%, 3/31/32 (1) 4,895 4,982
Pfizer Investment Enterprises, 4.45%, 5/19/28  8,555 8,581

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Philip Morris International, 4.625%, 10/29/35  16,945 16,354
Philip Morris International, 4.875%, 4/29/36 (8) 10,825 10,613
Revvity, 1.90%, 9/15/28  5,508 5,183
Revvity, 2.25%, 9/15/31  7,580 6,650
Sartorius Finance, 4.875%, 9/14/35 (EUR)  14,300 17,607
Solventum, 5.90%, 4/30/54 (8) 31,477 31,148
Sutter Health, 5.164%, 8/15/33  5,265 5,332
Sutter Health, Series 2025, 5.213%, 8/15/32  3,400 3,476
Sutter Health, Series 2025, 5.537%, 8/15/35  11,135 11,518
Tenet Healthcare, 6.00%, 11/15/33 (1)(8) 645 651
Thermo Fisher Scientific, 4.55%, 6/15/33  4,115 4,053
Thermo Fisher Scientific, 4.894%, 10/7/37  15,170 14,943
Thermo Fisher Scientific, 5.546%, 2/12/46  6,570 6,511
544,603
Energy  2.1%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25,
Cost $4,504 (3)(5) 4,520 4,520
Baker Hughes Holdings, 5.85%, 6/15/56  17,205 17,163
BX Frontier Member, 6.60%, 12/31/60, Acquisition Date: 3/12/26,
Cost $14,484 (3)(5) 14,484 14,484
Cheniere Energy, 5.20%, 7/30/36 (1) 4,400 4,340
Cheniere Energy Partners, 3.25%, 1/31/32  2,852 2,618
Cheniere Energy Partners, 5.35%, 11/30/36 (1) 7,010 7,010
Cheniere Energy Partners, 5.55%, 10/30/35  9,312 9,493
Cheniere Energy Partners, 5.75%, 8/15/34  1,188 1,231
Cheniere Energy Partners, 5.95%, 6/30/33  447 468
Cheniere Energy Partners, 6.05%, 11/30/56 (1) 4,315 4,360
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 9,310 9,555
Columbia Pipelines Operating, 5.507%, 5/15/36 (1) 2,575 2,603
Crescent Energy Finance, 7.375%, 1/15/33 (1) 5,545 5,634
Diamondback Energy, 5.40%, 4/18/34  9,799 10,020
Diamondback Energy, 5.75%, 4/18/54  30,648 30,123
Harbour Energy, 6.327%, 4/1/35 (1) 28,595 29,446
Hilcorp Energy I, 7.25%, 2/15/35 (1) 3,400 3,449
Hilcorp Energy I, 8.375%, 11/1/33 (1) 8,001 8,510
Kinetik Holdings, 6.625%, 12/15/28 (1) 593 606
Matador Resources, 6.00%, 4/15/34 (1) 5,000 4,936
National Fuel Gas, 4.75%, 5/15/29  1,530 1,531
National Fuel Gas, 5.05%, 10/15/31  4,370 4,372
Occidental Petroleum, 6.05%, 10/1/54  8,515 8,611
Occidental Petroleum, 8.875%, 7/15/30  26,910 30,585
ONEOK, 5.05%, 11/1/34  8,258 8,121
ONEOK, 6.05%, 9/1/33  33,505 35,219
Permian Resources Operating, 6.25%, 2/1/33 (1) 3,085 3,167

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Raizen Fuels Finance, 5.70%, 1/17/35 (1)(9) 19,650 11,362
Raizen Fuels Finance, 6.45%, 3/5/34 (1)(8)(9) 3,860 2,220
Raizen Fuels Finance, 6.70%, 2/25/37 (1)(9) 5,930 3,406
Schlumberger Investment, 5.15%, 5/7/36  22,105 22,112
SM Energy, 9.625%, 6/15/33 (1) 4,515 5,024
Sunoco, VR, 7.875% (1)(7)(10) 11,410 11,920
Targa Resources, 5.65%, 2/15/36  5,745 5,871
Targa Resources, 6.15%, 3/1/29  15,155 15,759
TotalEnergies Capital International, 3.127%, 5/29/50  7,904 5,316
TotalEnergies Capital International, 3.461%, 7/12/49  7,180 5,141
Venture Global LNG, 9.50%, 2/1/29 (1) 2,730 2,971
Venture Global LNG, VR, 9.00% (1)(7)(8)(10) 4,470 4,416
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 2,470 2,583
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 2,905 3,207
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 5,780 6,488
Wintershall Dea Finance, 1.823%, 9/25/31 (EUR)  1,800 1,890
371,861
Technology  2.3%
Automatic Data Processing, 5.00%, 5/7/36  17,650 17,602
Cadence Design Systems, 4.70%, 9/10/34  11,765 11,592
Fidelity National Information Services, 4.80%, 3/10/31  11,970 11,882
Fiserv, 4.55%, 2/15/31  25,550 25,036
Flash Compute, 7.25%, 12/31/30 (1) 2,478 2,558
Foundry JV Holdco, 6.10%, 1/25/36 (1) 3,595 3,780
Foundry JV Holdco, 6.20%, 1/25/37 (1) 25,230 26,595
Foundry JV Holdco, 6.25%, 1/25/35 (1) 3,125 3,304
Foundry JV Holdco, 6.40%, 1/25/38 (1) 7,385 7,881
HUT 8 DC, 6.192%, 11/15/42 (1) 26,840 27,125
Intel, 5.30%, 5/15/36  5,510 5,503
Intel, 5.60%, 2/21/54 (8) 14,732 13,863
Leidos, 4.10%, 3/15/29  4,205 4,149
Marvell Technology, 2.95%, 4/15/31 (8) 13,927 12,830
Marvell Technology, 4.75%, 7/15/30  2,375 2,383
Meridian Arc Holdco, 6.25%, 4/30/31 (1) 5,228 5,256
Motorola Solutions, 5.40%, 4/15/34  7,860 7,980
Motorola Solutions, 5.55%, 8/15/35  15,800 16,129
NXP, 3.125%, 2/15/42  11,284 8,190
NXP, 3.25%, 11/30/51  33,796 22,368
Oracle, 4.70%, 9/27/34  2,015 1,871
Oracle, 4.80%, 9/26/32  6,965 6,693
Oracle, 5.20%, 9/26/35 (8) 10,616 10,095
Oracle, 5.70%, 2/4/36  34,564 33,961
Oracle, 5.95%, 9/26/55  23,365 20,431

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
PR RNO Property Owner 1, 6.50%, 5/1/31 (1) 2,060 2,062
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 17,590 17,631
Salesforce, 2.90%, 7/15/51  6,104 3,608
Salesforce, 4.50%, 3/15/28  17,470 17,498
Salesforce, 6.55%, 3/15/56  14,595 14,890
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25,
Cost $17,200 (3)(5) 17,200 17,200
Synopsys, 4.85%, 4/1/30  11,925 11,989
Synopsys, 5.70%, 4/1/55  12,155 11,853
405,788
Transportation  0.3%
Burlington Northern Santa Fe, 5.50%, 3/15/55  14,325 13,892
ERAC USA Finance, 4.50%, 10/30/29 (1) 8,775 8,743
ERAC USA Finance, 4.70%, 4/30/31 (1) 21,255 21,197
Heathrow Funding, 1.875%, 3/14/34 (EUR)  7,117 7,174
Heathrow Funding, 3.875%, 1/16/36 (EUR)  1,740 1,999
53,005
Total Industrial 2,655,024
UTILITY  3.0%
Electric  2.7%
AEP Transmission, 5.25%, 6/1/36  4,250 4,278
AES, 5.80%, 3/15/32  24,580 24,989
Alpha Generation, 6.75%, 10/15/32 (1) 705 721
Ameren, 5.00%, 5/15/36  13,355 13,056
Appalachian Power, 5.65%, 4/1/34  4,090 4,205
CFE Fibra, 5.875%, 9/23/40 (1) 2,208 2,162
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 7,312 7,432
CHPE, Series A, 5.51%, 9/30/35, Acquisition Date: 8/22/25,
Cost $3,500 (3)(5) 3,500 3,500
Commonwealth Edison, 5.85%, 6/1/56  6,715 6,760
Constellation Energy Generation, 3.75%, 3/1/31 (1) 3,280 3,130
Constellation Energy Generation, 4.625%, 2/1/29 (1) 2,984 2,970
Constellation Energy Generation, 5.00%, 2/1/31 (1) 12,127 12,141
Constellation Energy Generation, 5.75%, 3/15/54  14,350 14,107
Edison International, 5.00%, 5/5/28  1,755 1,759
Electric Transmission Texas, 5.12%, 3/26/33, Acquisition Date:
3/10/26, Cost $6,200 (3)(5) 6,200 6,200
Eversource Energy, 5.95%, 7/15/34  11,997 12,548
FirstEnergy, 2.65%, 3/1/30  15,341 14,212
FirstEnergy, Series B, 2.25%, 9/1/30  2,840 2,558
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1) 7,790 7,723
FirstEnergy Transmission, 5.00%, 1/15/35  5,680 5,616
Florida Power & Light, 5.60%, 2/15/66  8,515 8,188

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Georgia Power, 4.00%, 10/1/28  12,600 12,514
Georgia Power, 4.60%, 6/15/29  12,735 12,808
IPALCO Enterprises, 5.75%, 4/1/34  9,230 9,171
Kentucky Utilities, 5.85%, 8/15/55  1,735 1,741
Louisville Gas & Electric, 5.85%, 8/15/55  1,735 1,749
National Grid Electricity Distribution East Midlands, 3.949%, 9/20/32
(EUR)  3,070 3,663
Nevada Power, Series CC, 3.70%, 5/1/29  3,185 3,122
NextEra Energy Capital Holdings, 5.85%, 3/1/56 (8) 25,300 24,852
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 10,185 10,125
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 9,190 8,692
Niagara Mohawk Power, 5.996%, 7/3/55 (1)(8) 5,770 5,733
NRG Energy, 5.875%, 5/15/34 (1) 5,315 5,279
NRG Energy, 6.00%, 1/15/36 (1) 3,035 3,015
NSTAR Electric, 3.20%, 5/15/27  8,710 8,640
Pacific Gas & Electric, 3.50%, 8/1/50  6,018 4,014
Pacific Gas & Electric, 4.95%, 7/1/50  5,605 4,700
Pacific Gas & Electric, 5.00%, 6/4/28  7,465 7,517
Pacific Gas & Electric, 5.05%, 10/15/32  13,330 13,257
Pacific Gas & Electric, 5.20%, 5/1/36  8,655 8,442
Pacific Gas & Electric, 5.90%, 10/1/54  3,326 3,144
Pacific Gas & Electric, 6.00%, 5/1/56  6,435 6,175
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 9,700 10,092
Public Service of New Hampshire, 4.40%, 7/1/28  9,690 9,703
Public Service of Oklahoma, 5.45%, 1/15/36  19,460 19,660
San Diego Gas & Electric, Series DDDD, 5.20%, 3/15/36  6,430 6,424
Southern California Edison, 4.80%, 3/15/33  7,705 7,540
Southern California Edison, 4.95%, 9/15/31  8,300 8,299
Southern Power, Series B, 4.90%, 10/1/35  5,100 4,965
Talen Energy Supply, 6.125%, 5/1/31 (1) 1,110 1,109
Talen Energy Supply, 6.25%, 2/1/34 (1) 3,020 3,008
Talen Energy Supply, 6.50%, 2/1/36 (1) 3,825 3,847
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 2,080 2,100
Vistra, Series C, VR, 8.875% (1)(7)(10) 17,455 18,773
Vistra Operations, 5.55%, 4/30/36 (1) 17,690 17,596
Vistra Operations, 5.70%, 12/30/34 (1) 443 449
Vistra Operations, 6.00%, 4/15/34 (1) 5,820 5,992
Vistra Operations, 6.95%, 10/15/33 (1) 20,930 22,769
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $5,060 (3)(5) 5,060 5,208
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (1) 2,795 3,005
467,147
Natural Gas  0.3%
APA Infrastructure, 0.75%, 3/15/29 (EUR)  3,520 3,836

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
APA Infrastructure, 5.125%, 9/16/34 (1) 2,527 2,498
APA Infrastructure, 5.75%, 9/16/44 (1) 4,400 4,339
Boston Gas, 6.119%, 7/20/53 (1) 5,860 5,795
Brooklyn Union Gas, 5.456%, 3/16/36 (1) 15,335 15,199
Sempra, 5.25%, 3/15/36  4,515 4,466
Southern California Gas, 5.45%, 6/15/35  7,780 7,971
Southern California Gas, 5.90%, 6/1/56  6,025 6,034
Southern Gas Capital, Series B, 5.10%, 9/15/35  5,660 5,605
55,743
Total Utility 522,890
Total Corporate Bonds
(Cost $4,558,812) 4,526,134
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.4%
Government Guarantee  0.0%
Landsvirk, 5.20%, 7/22/32, Acquisition Date: 3/26/26,
Cost $3,750 (3)(5) 3,750 3,750
Landsvirk, Series A, 5.37%, 5/15/33, Acquisition Date: 5/15/25,
Cost $2,435 (3)(5) 2,435 2,464
6,214
Owned No Guarantee  1.3%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 18,840 18,751
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 9,950 9,825
Comision Federal de Electricidad, 6.045%, 1/28/34 (1) 9,570 9,393
Comision Federal de Electricidad, 6.45%, 1/24/35 (1)(8) 26,299 26,319
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 11,000 10,866
ESB Finance, 4.00%, 10/3/28 (EUR)  1,470 1,747
Export-Import Bank of India, 5.75%, 1/12/56 (1) 1,800 1,812
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 10,828 11,036
Landsbankinn, 5.00%, 5/13/28 (EUR)  1,490 1,793
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 8,200 8,278
Ma'aden Sukuk, 5.50%, 2/13/35 (1)(8) 5,633 5,704
NBN, 4.125%, 3/15/29 (EUR)  2,965 3,556
NBN, 4.375%, 3/15/33 (EUR)  2,870 3,527
Petroleos Mexicanos, 5.95%, 1/28/31  17,110 16,888
Petroleos Mexicanos, 6.75%, 9/21/47  6,120 5,146
Petroleos Mexicanos, 7.69%, 1/23/50  4,315 3,962
Petroleos Mexicanos, 8.75%, 6/2/29  17,650 18,975
Petroleos Mexicanos, 10.00%, 2/7/33  21,165 24,860
RTE Reseau de Transport d'Electricite SADIR, 1.50%, 9/27/30
(EUR)  3,900 4,214

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
STC Sukuk, 3.89%, 5/13/29 (1) 22,197 21,698
STC Sukuk II, 4.489%, 1/15/31 (1) 11,030 10,889
STC Sukuk II, 5.083%, 1/15/36 (1) 6,260 6,240
225,479
Sovereign  1.0%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 16,640 16,741
Government of Romania, 5.375%, 6/7/33 (EUR) (1) 9,250 10,906
Republic of Brazil, 6.00%, 10/20/33  16,520 16,662
Republic of Chile, 3.10%, 5/7/41  32,760 25,046
Republic of Colombia, 7.75%, 11/7/36  15,940 16,689
Republic of Romania, 5.75%, 7/4/36 (1) 11,930 11,392
Republic of Romania, 6.625%, 5/16/36 (1) 23,772 24,328
State of Israel, Series 10Y, 5.50%, 3/12/34  17,955 18,266
United Mexican States, 5.375%, 3/22/33  8,870 8,690
United Mexican States, 6.125%, 2/9/38  17,173 16,889
165,609
Supranational  0.1%
Corp. Andina de Fomento, VR, 6.75% (1)(7)(10) 4,020 4,164
Inter-American Development Bank, 3.802%, 11/12/30  8,115 7,924
International Bank for Reconstruction & Development, STEP,
1.745%, 7/31/33  6,400 6,540
18,628
Total Foreign Government Obligations & Municipalities
(Cost $414,297) 415,930
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  2,955 3,160
3,160
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  3,043 3,281
3,281
Total Municipal Securities
(Cost $6,314) 6,441
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  6.5%
Collateralized Mortgage Obligations  4.6%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.399%, 9/25/29, Acquisition
Date: 8/29/24, Cost $17,502 (3)(5) 17,502 17,550

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A1, CMO, ARM, 5.06%, 2/25/66 (1) 7,599 7,558
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 2,838 2,729
BRAVO Residential Funding Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.183%, 3/25/66 (1) 12,009 11,989
BRAVO Residential Funding Trust
Series 2026-NQMR1, Class A1, CMO, ARM, 5.395%, 8/25/62 (1) 22,023 21,976
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 2,192 1,926
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM, 3.00%, 11/27/51 (1) 6,316 5,389
CLIP Trust
Series 2026-NQM1, Class A1, CMO, ARM, 5.221%, 5/25/71 (1) 15,198 15,162
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.812%, 10/25/70 (1) 6,763 6,775
COLT Mortgage Loan Trust
Series 2026-3, Class A1, CMO, ARM, 5.119%, 5/25/71 (1) 6,870 6,850
Connecticut Avenue Securities
Series 2025-R01, Class 1A1, CMO, ARM, SOFR30A + 0.95%,
4.562%, 1/25/45 (1) 2,058 2,060
Connecticut Avenue Securities Trust
Series 2024-R04, Class 1A1, CMO, ARM, SOFR30A + 1.00%,
4.612%, 5/25/44 (1) 3,017 3,022
Connecticut Avenue Securities Trust
Series 2024-R05, Class 2A1, CMO, ARM, SOFR30A + 1.00%,
4.612%, 7/25/44 (1) 4,335 4,341
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM, SOFR30A + 1.45%,
5.062%, 3/25/45 (1) 1,288 1,295
Connecticut Avenue Securities Trust
Series 2025-R04, Class 1A1, CMO, ARM, SOFR30A + 1.00%,
4.612%, 5/25/45 (1) 1,981 1,985
Connecticut Avenue Securities Trust
Series 2025-R05, Class 2A1, CMO, ARM, SOFR30A + 1.00%,
4.612%, 7/25/45 (1) 6,908 6,918
Connecticut Avenue Securities Trust
Series 2025-R05, Class 2M1, CMO, ARM, SOFR30A + 1.20%,
4.812%, 7/25/45 (1) 6,028 6,036
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1A1, CMO, ARM, SOFR30A + 0.90%,
4.512%, 9/25/45 (1) 4,074 4,077
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM, SOFR30A + 0.95%,
4.562%, 9/25/45 (1) 3,906 3,902

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2026-R02, Class 1M1, CMO, ARM, SOFR30A + 1.05%,
4.662%, 2/25/46 (1) 12,646 12,644
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2A1, CMO, ARM, SOFR30A + 1.10%,
4.712%, 4/25/46 (1) 4,622 4,633
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2M1, CMO, ARM, SOFR30A + 1.25%,
4.862%, 4/25/46 (1) 27,885 27,901
Cross
Series 2026-NQM6, Class A2, CMO, STEP, 5.521%, 5/25/71 (1) 8,454 8,440
Cross Mortgage Trust
Series 2025-H5, Class A1B, CMO, STEP, 5.509%, 7/25/70 (1) 4,520 4,529
Cross Mortgage Trust
Series 2025-H7, Class A1, CMO, ARM, 4.934%, 9/25/70 (1) 1,381 1,373
Cross Mortgage Trust
Series 2026-NQM3, Class A1, CMO, ARM, 5.125%, 3/25/71 (1) 38,795 38,675
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 12,534 12,557
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 2,766 2,778
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 7,183 7,197
EFMT
Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.808%, 10/25/70 (1) 2,438 2,442
EFMT
Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1) 1,896 1,886
EFMT
Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1) 8,930 8,875
EFMT
Series 2026-NQM4, Class A1, CMO, ARM, 5.466%, 4/25/71 (1) 17,595 17,640
EFMT
Series 2026-NQM5, Class A1F, CMO, ARM, SOFR30A + 1.30%,
4.944%, 6/25/71 (1) 9,600 9,602
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM, 4.00%, 9/25/48 (1) 318 312
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
4.549%, 3/25/50 (1) 2,890 2,801
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM, 2.50%, 9/25/51 (1) 7,241 5,947
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 505 460
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM, 4.00%, 10/25/58 (1) 772 729

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 9,406 9,415
GCAT Trust
Series 2026-NQM2, Class A1, CMO, ARM, 5.449%, 2/25/71 (1) 30,208 30,274
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 5.504%, 7/25/44 (1) 81 81
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 12,994 11,169
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 3,641 3,637
HOMES Trust
Series 2025-AFC2, Class A1B, CMO, STEP, 5.573%, 6/25/60 (1) 1,989 1,993
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 8,531 8,555
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1) 19,130 18,975
HOMES Trust
Series 2026-NQM2, Class A1, CMO, ARM, 5.488%, 1/25/71 (1) 22,212 22,297
HOMES Trust
Series 2026-NQM3, Class A2, CMO, STEP, 5.465%, 4/27/71 (1) 2,116 2,112
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1) 8,382 7,074
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 3,106 2,802
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM, 3.50%, 8/25/50 (1) 2,939 2,642
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM, 3.50%, 6/25/50 (1) 21 20
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM, 3.50%, 6/25/50 (1) 51 51
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 9,519 9,500
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO, ARM, SOFR30A + 1.35%,
4.975%, 3/20/56 (1) 1,872 1,882
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 12,547 12,576
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 3,019 3,024
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 2,910 2,913
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1) 12,243 12,184
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM, 2.50%, 9/25/51 (1) 9,145 7,567

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 13,780 13,834
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 21,579 21,587
New Residential Mortgage Loan Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.003%, 2/25/66 (1) 14,393 14,305
NRZT
Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1) 1,837 1,829
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 9,437 9,439
NYMT Loan Trust
Series 2026-INV2, Class A1, CMO, ARM, 5.475%, 4/25/61 (1) 11,324 11,354
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 670 622
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM, 4.00%, 5/27/49 (1) 1,812 1,687
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%, 2/25/60 (1) 3,344 2,985
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1) 383 332
OBX Trust
Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1) 5,143 5,136
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
4.762%, 7/27/65 (1) 5,441 5,451
OBX Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.173%, 2/25/66 (1) 10,313 10,293
OBX Trust
Series 2026-NQM4, Class A1B, CMO, STEP, 5.173%, 2/25/66 (1) 2,642 2,632
OBX Trust
Series 2026-NQM5, Class A1, CMO, ARM, 5.321%, 1/25/66 (1) 16,142 16,157
OBX Trust
Series 2026-R1, Class A1, CMO, ARM, 4.884%, 1/25/63 (1) 14,291 14,146
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 6,884 6,924
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1) 3,418 3,405
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 447 406
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 1,956 1,780
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM, 4.00%, 8/25/48 (1) 78 77
Sequoia Mortgage Trust
Series 2024-HYB1, Class A1A, CMO, ARM, 4.47%, 11/25/63 (1) 2,912 2,911

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SG Residential Mortgage Trust
Series 2026-3, Class A1, CMO, ARM, 5.188%, 4/25/66 (1) 20,378 20,308
Spruce Hill Mortgage Loan Trust
Series 2022-SH1, Class A1A, CMO, STEP, 4.10%, 7/25/57 (1) 12,423 12,257
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, CMO, ARM, SOFR30A + 4.50%,
8.112%, 6/25/42 (1) 11,345 11,750
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1B, CMO, ARM, SOFR30A + 3.70%,
7.312%, 9/25/42 (1) 4,905 5,065
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.862%, 5/25/44 (1) 9,781 9,814
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.862%, 3/25/44 (1) 1,958 1,965
Structured Agency Credit Risk Debt Notes
Series 2024-HQA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.862%, 8/25/44 (1) 14,199 14,258
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.562%, 1/25/45 (1) 3,349 3,351
Structured Agency Credit Risk Debt Notes
Series 2025-DNA2, Class A1, CMO, ARM, SOFR30A + 1.10%,
4.712%, 5/25/45 (1) 1,304 1,308
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.562%, 9/25/45 (1) 1,691 1,693
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.712%, 9/25/45 (1) 6,521 6,519
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.562%, 2/25/45 (1) 2,139 2,141
Structured Agency Credit Risk Debt Notes
Series 2026-DNA2, Class M1, CMO, ARM, SOFR30A + 1.20%,
4.812%, 3/25/46 (1) 17,617 17,617
Structured Agency Credit Risk Debt Notes
Series 2026-HQA1, Class A1, CMO, ARM, SOFR30A + 1.00%,
4.643%, 5/25/46 (1) 8,140 8,148
Structured Agency Credit Risk Debt Notes
Series 2026-HQA1, Class M1, CMO, ARM, SOFR30A + 1.25%,
4.893%, 5/25/46 (1) 3,085 3,088
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM, 1M TSFR + 1.114%,
4.699%, 10/25/59 (1) 1,429 1,430

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.886%, 12/25/64 (1) 7,265 7,303
Towd Point Mortgage Trust
Series 2024-5, Class A1B, CMO, ARM, 4.62%, 10/25/64 (1) 6,187 6,152
Towd Point Mortgage Trust
Series 2025-1, Class A1A, CMO, ARM, 4.803%, 6/25/65 (1) 12,899 13,016
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.803%, 6/25/65 (1) 6,507 6,527
Towd Point Mortgage Trust
Series 2026-1, Class A1A, CMO, ARM, 4.102%, 1/25/66 (1) 15,164 14,961
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP, 3.724%, 1/25/67 (1) — —
Verus Securitization Trust
Series 2025-8, Class A1F, CMO, ARM, SOFR30A + 1.15%, 4.762%,
9/25/70 (1) 4,700 4,708
Verus Securitization Trust
Series 2026-R3, Class A1, CMO, ARM, 5.19%, 2/27/68 (1) 14,695 14,665
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1) 582 570
809,610
Commercial Mortgage-Backed Securities  1.9%
BANK
Series 2025-BNK51, Class A5, 5.29%, 12/25/67  7,265 7,366
BANK5
Series 2024-5YR10, Class A3, 5.302%, 10/15/57  5,050 5,123
BANK5
Series 2024-5YR10, Class AS, 5.637%, 10/15/57  2,590 2,617
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  9,095 9,401
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 5.901%,
11/15/34 (1) 10,230 128
Benchmark Mortgage Trust
Series 2026-V21, Class A3, 5.127%, 3/15/59  9,105 9,213
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class A, ARM, 4.674%, 10/10/42 (1) 12,340 12,240
BX Commercial Mortgage Trust
Series 2024-GPA3, Class A, ARM, 1M TSFR + 1.293%, 4.92%,
12/15/39 (1) 15,016 15,044
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.268%,
5/15/41 (1) 24,493 24,516
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 4.951%,
1/15/42 (1) 13,305 13,272

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2026-CSMO, Class A, ARM, 1M TSFR + 1.40%, 5.027%,
2/15/43 (1) 8,240 8,261
BX Trust
Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%, 5.027%,
6/15/35 (1) 5,460 5,465
BX Trust
Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%, 5.327%,
5/15/43 (1) 3,970 3,973
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, 3.267%, 11/15/52  9,752 8,909
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C, 3.031%, 12/10/41 (1) 8,370 7,470
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D, 3.233%, 12/10/41 (1) 5,500 4,893
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.269%,
8/15/41 (1) 17,510 17,439
Grace Trust
Series 2020-GRCE, Class A, 2.347%, 12/10/40 (1) 5,110 4,559
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1) 9,175 9,366
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.219%,
5/15/41 (1) 13,149 12,968
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A, ARM, 4.312%, 11/5/41 (1) 5,070 4,972
NYC Trust
Series 2026-9W57, Class A, ARM, 5.053%, 6/6/40 (1) 39,795 39,667
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 42,043 30,554
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM, 1M TSFR + 1.392%, 5.019%,
5/15/39 (1) 24,450 24,481
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.218%,
6/15/39 (1) 12,745 12,737
VNDO Trust
Series 2016-350P, Class D, ARM, 3.903%, 1/10/35 (1) 8,849 8,835
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1) 13,100 13,117

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A3, 5.186%, 10/15/58  19,800 20,055
336,641
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $1,167,661) 1,146,251
PREFERRED STOCKS  0.0%
Insurance  0.0%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,719 (3)(5) 2 1,736
Total Preferred Stocks
(Cost $1,719) 1,736
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  24.9%
U.S. Government Agency Obligations  19.8%
Federal Home Loan Mortgage
2.50%, 5/1/30  2,147 2,090
3.00%, 4/1/47  1,132 1,017
3.50%, 9/1/42 - 3/1/46  56,990 53,525
4.00%, 10/1/40 - 8/1/45  5,935 5,750
4.50%, 6/1/39 - 5/1/42  8,986 8,931
5.00%, 7/1/33 - 8/1/40  2,322 2,352
5.50%, 10/1/38 - 12/1/39  2,306 2,380
6.00%, 10/1/32 - 8/1/38  1,297 1,350
6.50%, 2/1/36 - 9/1/39  585 619
7.00%, 8/1/31 - 6/1/32  14 15
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.317%, 10/1/36  14 14
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  58 59
RFUCCT1Y + 1.848%, 6.384%, 3/1/36  54 56
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  38 39
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  32 33
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  97 100
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  73,482 9,866
2.50%, 11/25/50 - 3/15/52  151,937 23,719
Federal Home Loan Mortgage, CMO, Zero Coupon, PO, 8/15/28  1 1
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  5,409 4,881
2.00%, 8/1/36 - 5/1/52  156,860 129,865
2.50%, 4/1/37 - 1/1/54  190,637 162,955
3.00%, 7/1/34 - 8/1/52  62,670 56,686

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 8/1/49 - 6/1/52  17,753 16,535
4.00%, 6/1/37 - 8/1/52  25,801 24,554
4.50%, 9/1/37 - 11/1/52  40,449 39,145
5.00%, 8/1/52 - 4/1/56  99,421 98,223
5.50%, 8/1/53 - 10/1/55  155,003 156,644
6.00%, 2/1/54 - 8/1/55  142,439 146,124
6.50%, 11/1/53 - 9/1/55  47,451 49,560
7.00%, 6/1/54  3,671 3,892
Federal National Mortgage Assn.
3.00%, 2/1/44  333 314
3.50%, 6/1/42 - 5/1/46  27,960 26,298
4.00%, 11/1/40  5,575 5,406
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  55 55
RFUCCT1Y + 1.60%, 6.133%, 7/1/36  140 144
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  39 40
RFUCCT1Y + 1.857%, 6.453%, 8/1/36  75 77
Federal National Mortgage Assn., CMO, IO
1.50%, 1/25/51  26,690 2,697
2.00%, 4/25/52 - 8/25/52  46,434 5,898
2.50%, 9/25/50 - 7/25/52  96,513 15,498
3.00%, 9/25/52  17,949 3,149
6.50%, 2/25/32  12 2
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  44,442 38,920
2.00%, 11/1/35 - 7/1/52  506,072 414,252
2.50%, 5/1/30 - 9/1/52  302,225 258,293
3.00%, 6/1/27 - 7/1/52  210,267 190,674
3.50%, 11/1/32 - 3/1/52  69,969 65,599
4.00%, 7/1/35 - 12/1/52  112,495 108,580
4.50%, 7/1/39 - 3/1/56  78,721 77,421
5.00%, 7/1/33 - 3/1/56  132,538 131,709
5.50%, 4/1/34 - 11/1/55  186,150 188,216
6.00%, 11/1/32 - 10/1/55  175,569 181,129
6.50%, 8/1/27 - 10/1/55  67,189 70,210
7.00%, 10/1/29 - 4/1/37  82 88
UMBS, TBA (11)
2.00%, 6/1/41 - 6/1/56  268,185 223,033
2.50%, 6/1/41 - 6/1/56  95,625 81,193
3.00%, 6/1/56  42,330 36,963
3.50%, 6/1/56  77,535 70,478
4.00%, 6/1/56  73,700 68,993
4.50%, 6/1/56  37,110 35,618

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
5.00%, 6/1/56  84,190 82,825
5.50%, 6/1/56  55,765 56,012
6.00%, 6/1/56  20,580 21,012
6.50%, 6/1/56  17,160 17,830
3,479,606
U.S. Government Obligations  5.1%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  7,359 6,664
2.00%, 1/20/51 - 3/20/52  158,856 130,485
2.50%, 8/20/50 - 3/20/52  150,617 128,909
3.00%, 9/15/42 - 6/20/52  92,405 83,107
3.50%, 9/15/41 - 10/20/49  66,836 62,250
4.00%, 2/20/41 - 10/20/52  63,356 60,124
4.50%, 11/20/39 - 6/20/53  68,847 67,112
5.00%, 9/15/33 - 6/20/48  26,579 26,876
5.50%, 10/20/32 - 3/20/49  11,259 11,537
6.00%, 1/20/34 - 11/20/52  15,505 15,998
6.50%, 5/15/29 - 12/15/31  20 21
7.00%, 5/20/28 - 11/20/28  4 4
7.50%, 7/15/28 - 8/15/28  16 16
8.00%, 9/15/27 - 10/15/27  20 20
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  2,155 1,963
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 1/20/51  92,524 11,468
2.50%, 11/20/50 - 2/20/51  18,440 2,607
3.50%, 5/20/43  2,160 332
4.00%, 2/20/43  1,531 244
Government National Mortgage Assn., TBA (11)
2.50%, 6/20/55  29,080 24,871
3.50%, 6/20/56  9,835 8,858
4.50%, 6/20/56  53,540 51,497
5.00%, 6/20/56  88,260 87,150
5.50%, 6/20/56  97,215 97,814
6.00%, 6/20/56  6,890 7,020
886,947
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $4,512,292) 4,366,553
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  29.1%
U.S. Treasury Obligations  29.1%
U.S. Treasury Bonds, 2.25%, 5/15/41  17,435 12,651

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 2.375%, 2/15/42  87,955 63,809
U.S. Treasury Bonds, 3.25%, 5/15/42  76,690 62,862
U.S. Treasury Bonds, 3.375%, 8/15/42  215,635 179,179
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 140,987
U.S. Treasury Bonds, 4.00%, 11/15/42  215,455 193,674
U.S. Treasury Bonds, 4.00%, 11/15/52  102,595 87,110
U.S. Treasury Bonds, 4.125%, 8/15/44  70,785 63,695
U.S. Treasury Bonds, 4.125%, 8/15/53  115,975 100,572
U.S. Treasury Bonds, 4.25%, 2/15/54  292,825 259,287
U.S. Treasury Bonds, 4.25%, 8/15/54 (12) 225,275 199,544
U.S. Treasury Bonds, 4.375%, 8/15/43  233,905 218,994
U.S. Treasury Bonds, 4.50%, 2/15/44  389,730 369,452
U.S. Treasury Bonds, 4.50%, 11/15/54  47,045 43,458
U.S. Treasury Bonds, 4.625%, 5/15/44  25,840 24,855
U.S. Treasury Bonds, 4.625%, 11/15/44  172,600 165,561
U.S. Treasury Bonds, 4.625%, 5/15/54  20,665 19,483
U.S. Treasury Bonds, 4.625%, 2/15/55  24,515 23,121
U.S. Treasury Bonds, 4.75%, 8/15/55  105,900 101,978
U.S. Treasury Notes, 0.625%, 12/31/27  106,375 100,936
U.S. Treasury Notes, 2.75%, 8/15/32  54,660 50,245
U.S. Treasury Notes, 3.50%, 9/30/29  51,240 50,323
U.S. Treasury Notes, 3.625%, 8/31/29  153,940 151,835
U.S. Treasury Notes, 3.75%, 12/31/30  148,325 145,973
U.S. Treasury Notes, 3.75%, 8/31/31  292,925 287,181
U.S. Treasury Notes, 3.875%, 11/30/27  212,795 212,479
U.S. Treasury Notes, 4.00%, 10/31/29  30,180 30,102
U.S. Treasury Notes, 4.00%, 3/31/30  16,555 16,498
U.S. Treasury Notes, 4.00%, 1/31/31  287,480 285,818
U.S. Treasury Notes, 4.125%, 9/30/27  13,290 13,320
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,887
U.S. Treasury Notes, 4.125%, 10/31/29  97,625 97,747
U.S. Treasury Notes, 4.125%, 10/31/31  178,520 178,046
U.S. Treasury Notes, 4.125%, 3/31/32  63,045 62,789
U.S. Treasury Notes, 4.25%, 1/31/30  116,375 116,975
U.S. Treasury Notes, 4.375%, 11/30/28  127,160 128,173
U.S. Treasury Notes, 4.375%, 12/31/29  83,985 84,779
U.S. Treasury Notes, 4.375%, 11/30/30 (12) 203,480 205,499
U.S. Treasury Notes, 4.375%, 1/31/32  102,980 103,897
U.S. Treasury Notes, 4.625%, 4/30/31  320,865 327,608

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.625%, 5/31/31  107,180 109,432
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $5,234,546) 5,097,814
SHORT-TERM INVESTMENTS  3.9%
Commercial Paper  0.4%
4(2)  0.4%(13)
CRF Sequoia, 4.87%, 11/30/26  76,100 76,100
76,100
Money Market Funds  3.5%
T. Rowe Price Government Reserve Fund, 3.67% (14)(15) 610,378 610,378
610,378
Total Short-Term Investments
(Cost $686,478) 686,478
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.67% (14)(15) 510 510
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 510
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.67% (14)(15) 30,548 30,548
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 30,548
Total Securities Lending Collateral
(Cost $31,058) 31,058

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed 2.50%
Annually, Pay Variable 3.63%
(SOFR) Annually, 1/8/27 @
2.50%* (16) 2 3,381,500 1,242
Total Options Purchased (Cost $5,225) 1,242
Total Investments in Securities
106.1% of Net Assets
(Cost $18,951,907) $ 18,608,144
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,082,441 and represents 23.3% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $137,749 and represents 0.8% of net assets.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) See Note 4. All or a portion of this security is on loan at May 31, 2026.

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
(9) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(10) Perpetual security with no stated maturity date.
(11) See Note 3. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $971,167 and represents 5.5% of net assets.
(12) At May 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $76,100 and represents 0.4% of net assets.
(14) Seven-day yield
(15) Affiliated Companies
(16) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
OTC Over-the-counter
PIK Payment-in-kind
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate
Swap,1/12/29 Receive
Fixed 2.00% Annually, Pay
Variable 3.63% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 3,381,500 (534)
Total Options Written (Premiums $(2,079)) $ (534)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 831,400 30,606 27,749 2,857
Total Bilateral Credit Default Swaps, Protection
Sold 27,749 2,857
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 4,010 86 75 11
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 6,293 121 99 22
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.049% (SOFR
+ 0.48%) at Maturity, 8/12/26 1,435 21 16 5
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 1,299 16 12 4
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 1,848 27 28 (1)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 9,928 207 148 59
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 6,111 91 66 25
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 3,753 35 36 (1)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 1,280 20 19 1
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 1,982 78 56 22
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 1,761 50 44 6
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 1,859 — — —
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
3.926% (SOFR + 0.35%) Monthly,
1/18/28 44,978 542 — 542
Total Bilateral Total Return Swaps 599 695
Total Bilateral Swaps 28,348 3,552
** Includes interest purchased or sold but not yet collected of $599.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 7/24/26 USD 12,322 CAD 16,738 $ 151
HSBC Bank 8/21/26 USD 134,987 EUR 115,505 (211)
JPMorgan Chase 8/21/26 USD 844 EUR 718 4
Morgan Stanley 7/24/26 CAD 17,030 USD 12,358 25
Toronto-Dominion Bank 7/24/26 USD 33,806 CAD 46,071 306
Net unrealized gain (loss) on open forward
currency exchange contracts $ 275

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 546 Euro BOBL contracts 6/26 (73,945) $ 1,139
Short, 208 Euro BUND contracts 6/26 (30,688) 577
Long, 7,013 U.S. Treasury Notes two year
contracts 9/26 1,448,623 2,949
Short, 983 Ultra U.S. Treasury Notes ten year
contracts 9/26 (110,173) 90
Net payments (receipts) of variation margin to date (4,652)
Variation margin receivable (payable) on open futures contracts $ 103

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ — $ — $ 32,703 ++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Affiliates not held at period end 17 (21) 24
Totals $ 17# $ (21) $ 32,727+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Institutional
Floating Rate Fund - Z Class  $ 348 $ 22 $ 349 $ —
T. Rowe Price Government
Reserve Fund, 3.67% 373,405  ¤  ¤ 610,378
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 31,058
Total $ 641,436^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $32,727 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $641,436.

T. ROWE PRICE New Income Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $18,951,907) $ 18,608,144
Receivable for investment securities sold 391,597
Interest receivable 144,446
Bilateral swap premiums paid 28,348
Due from affiliates 3,886
Unrealized gain on bilateral swaps 3,554
Foreign currency (cost $2,160) 2,167
Cash 1,182
Unrealized gain on forward currency exchange contracts 486
Receivable for shares sold 317
Variation margin receivable on futures contracts 103
Other assets 105
Total assets 19,184,335
Liabilities
Payable for investment securities purchased 1,590,174
Obligation to return securities lending collateral 31,058
Payable for shares redeemed 10,608
Investment management fees payable 4,641
Options written (premiums $2,079) 534
Unrealized loss on forward currency exchange contracts 211
Payable to directors 8
Unrealized loss on bilateral swaps 2
Other liabilities 951
Total liabilities 1,638,187
Commitments and Contingent Liabilities (note 7)
NET ASSETS $ 17,546,148

T. ROWE PRICE New Income Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (3,259,361)
Paid-in capital applicable to 2,214,721,928 shares of $1.00
par value capital stock outstanding; 12,000,000,000 shares
authorized 20,805,509
NET ASSETS $ 17,546,148
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $541,016; Shares outstanding: 68,258,682) $ 7.93
Advisor Class
(Net assets: $7,336; Shares outstanding: 927,712) $ 7.91
R Class
(Net assets: $954; Shares outstanding: 120,362) $ 7.92
I Class
(Net assets: $2,057,713; Shares outstanding:
259,730,231) $ 7.92
Z Class
(Net assets: $14,939,129; Shares outstanding:
1,885,684,941) $ 7.92

T. ROWE PRICE New Income Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $60) $ 760,433
Dividend 32,909
Securities lending 253
Other 32
Total income 793,627
Expenses
Investment management 52,432
Shareholder servicing
Investor Class $ 1,466
Advisor Class 60
R Class 6
I Class 820 2,352
Rule 12b-1 fees
Advisor Class 18
R Class 5 23
Prospectus and shareholder reports
Investor Class 31
Advisor Class 1
R Class 1
I Class 29
Z Class 8 70
Custody and accounting 602
Registration 112
Legal and audit 89
Directors 48
Miscellaneous 72
Waived / paid by Price Associates (45,781)
Total expenses 10,019
Net investment income 783,608

T. ROWE PRICE New Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (4,600)
Futures 16,459
Swaps (22,271)
Options written 1,969
Forward currency exchange contracts (17,950)
Foreign currency transactions 482
Net realized loss (25,911)
Change in net unrealized gain / loss
Securities 81,689
Futures (5,770)
Swaps (4,069)
Options written 1,545
Forward currency exchange contracts 4,276
TBA Sales Commitments (683)
Other assets and liabilities denominated in foreign currencies (78)
Change in net unrealized gain / loss 76,910
Net realized and unrealized gain / loss 50,999
INCREASE IN NET ASSETS FROM OPERATIONS $ 834,607

T. ROWE PRICE New Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 783,608 $ 806,559
Net realized loss (25,911) (189,857)
Change in net unrealized gain / loss 76,910 312,477
Increase in net assets from operations 834,607 929,179
Distributions to shareholders
Net earnings
Investor Class (24,858) (29,176)
Advisor Class (288) (300)
R Class (39) (38)
I Class (91,511) (112,610)
Z Class (680,160) (673,533)
Decrease in net assets from distributions (796,856) (815,657)
Capital share transactions
*
Shares sold
Investor Class 58,504 78,686
Advisor Class 1,117 1,046
R Class 209 239
I Class 270,694 643,413
Z Class 2,949,136 1,574,927
Distributions reinvested
Investor Class 23,295 27,553
Advisor Class 282 294
R Class 39 37
I Class 87,574 107,729
Z Class 678,314 671,584
Shares redeemed
Investor Class (123,241) (247,797)
Advisor Class (1,305) (1,946)
R Class (344) (288)
I Class (353,599) (1,290,233)
Z Class (1,857,172) (2,490,838)
Increase (decrease) in net assets from capital
share transactions 1,733,503 (925,594)

T. ROWE PRICE New Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase (decrease) during period 1,771,254 (812,072)
Beginning of period 15,774,894 16,586,966
End of period $ 17,546,148 $ 15,774,894
*Share information (000s)
Shares sold
Investor Class 7,310 9,839
Advisor Class 140 131
R Class 26 30
I Class 33,815 80,305
Z Class 367,815 197,234
Distributions reinvested
Investor Class 2,908 3,450
Advisor Class 35 37
R Class 5 5
I Class 10,943 13,499
Z Class 84,764 84,168
Shares redeemed
Investor Class (15,389) (31,074)
Advisor Class (164) (244)
R Class (43) (36)
I Class (44,197) (161,668)
Z Class (232,676) (313,319)
Increase (decrease) in shares outstanding 215,292 (117,643)

T. ROWE PRICE New Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Income
Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize total return through income and capital appreciation. The fund has five classes of shares: the New Income Fund, Inc. (Investor Class), the New Income Fund–
Advisor Class (Advisor Class), the New Income Fund–R Class (R Class),
the New Income Fund–I Class (I Class) and the New Income Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE New Income Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25% and
0.50%, respectively, of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally

T. ROWE PRICE New Income Fund

4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service

T. ROWE PRICE New Income Fund

or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 9,990,951 $ — $ 9,990,951
Asset-Backed Securities — 1,791,505 16,859 1,808,364
Corporate Bonds — 4,447,398 78,736 4,526,134
Foreign Government
Obligations & Municipalities — 409,716 6,214 415,930
Non-U.S. Government
Mortgage-Backed Securities — 1,128,701 17,550 1,146,251
Preferred Stocks — — 1,736 1,736
Short-Term Investments 610,378 76,100 — 686,478
Securities Lending Collateral 31,058 — — 31,058
Options Purchased — 1,242 — 1,242
Total Securities 641,436 17,845,613 121,095 18,608,144
Swaps — 31,900 — 31,900
Forward Currency Exchange
Contracts — 486 — 486
Futures Contracts* 4,755 — — 4,755
Total $ 646,191 $ 17,877,999 $ 121,095 $ 18,645,285
Liabilities
Options Written $ — $ 534 $ — $ 534
Swaps — — — —
Forward Currency Exchange
Contracts — 211 — 211
Total $ — $ 745 $ — $ 745
1
Includes Bank Loans, Municipal Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE New Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 5,997
Foreign exchange derivatives Forwards 486
Credit derivatives Bilateral Swaps and Premiums 31,900
^
,*
Total $ 38,383
^
,*
Liabilities
Interest rate derivatives Options Written $ 534
Foreign exchange derivatives Forwards 211
Credit derivatives Bilateral Swaps and Premiums —†
Total $ 745
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
† Amount represents less than $1,000.

T. ROWE PRICE New Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (3,381) $ (3,381)
Interest rate
derivatives (10,685) — 16,459 — (45,961) (40,187)
Foreign
exchange
derivatives (1,165) — — (17,950) — (19,115)
Credit
derivatives (5,007) 1,969 — — 27,071 24,033
Equity
derivatives (3,071) — — — — (3,071)
Total $ (19,928) $ 1,969 $ 16,459 $ (17,950) $ (22,271) $ (41,721)

T. ROWE PRICE New Income Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 398 $ 398
Interest rate
derivatives (1,311) 1,545 (5,770) — 1,791 (3,745)
Foreign
exchange
derivatives — — — 4,276 — 4,276
Credit
derivatives — — — — (6,258) (6,258)
Equity
derivatives 1,391 — — — — 1,391
Total $ 80 $ 1,545 $ (5,770) $ 4,276 $ (4,069) $ (3,938)
^ Options purchased are reported as securities.

T. ROWE PRICE New Income Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31,
2026, collateral pledged by counterparties to the fund for bilateral derivatives

T. ROWE PRICE New Income Fund

consisted of $31,502,000 cash and securities valued at $2,881,000. As of
May 31, 2026, securities valued at $10,250,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 5% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying

T. ROWE PRICE New Income Fund

financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 9% and 29% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell,

T. ROWE PRICE New Income Fund

respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 46% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps,

T. ROWE PRICE New Income Fund

premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $831,400,000 (4.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with

T. ROWE PRICE New Income Fund

the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 5% and 24% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE New Income Fund

Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.

T. ROWE PRICE New Income Fund

To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2026, securities valued at $862,000 had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $142,000 cash and securities valued at $933,000 as of May 31, 2026.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms

T. ROWE PRICE New Income Fund

which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or

T. ROWE PRICE New Income Fund

pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $88,975,000; the aggregate value of collateral was $92,143,000 and consisted of cash collateral and related investments of $31,058,000 and
U.S. government securities of $61,085,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $6,705,101,000 and $4,855,217,000, respectively, for the year ended May 31, 2026. Purchases and sales of U.S. government securities aggregated $19,761,169,000 and $19,384,631,000, respectively, for the year ended May 31, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on swaps.

T. ROWE PRICE New Income Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 796,856 $ 815,657
($000s)
Cost of investments $ 18,980,166
Unrealized appreciation $ 75,357
Unrealized depreciation (419,450)
Net unrealized appreciation (depreciation) $ (344,093)
($000s)
Overdistributed ordinary income $ (12,801)
Net unrealized appreciation (depreciation) (344,093)
Loss carryforwards and deferrals (2,902,467)
Total distributable earnings (loss) $ (3,259,361)

T. ROWE PRICE New Income Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.03%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2026, the effective annual group fee rate was 0.28%. Effective October 1, 2024, Price Associates has contractually agreed, at least through July 31, 2027, to waive a portion of its management fee so that an individual fund fee of 0.0255% is applied to the fund’s average daily net assets that are equal to or greater than $20 billion.
Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the year ended May 31, 2026.

T. ROWE PRICE New Income Fund

The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE New Income Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $2,339,000 remain subject to repayment by the fund at May 31, 2026. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For
the year ended May 31, 2026, expenses incurred pursuant to these service agreements were $127,000 for Price Associates; $1,677,000 for T. Rowe Price
Services, Inc.; and $39,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.44% 0.92% 1.08% 0.05% 0.00%
Expense
limitation date 07/31/27 07/31/27 07/31/27 07/31/27 N/A
(Waived)/
repaid during
the period
($000s) $(808) $(34) $(4) $— $(44,935)

T. ROWE PRICE New Income Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2026, the fund was charged $287,000 for shareholder servicing costs related to the college savings plans, of which $32,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
May 31, 2025, approximately 40% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.

T. ROWE PRICE New Income Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), the fund invests in the Z Class of each underlying Price Fund, for which
Price Associates is contractually obligated to waive and/or bear all of the
Z Class’s expenses, other than interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE New Income Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE New Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price New
Income Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Income Fund, Inc. (the
"Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $182,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $182,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $752,029,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE New Income Fund

APPROVAL OF INVESTMENT MANAGEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the
Adviser about various topics and information provided to it by the Adviser. The
Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE New Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2025, the fund lagged its benchmark for most performance periods and, where applicable, the fund’s total returns ranked in the 4th quartile for most periods when compared to performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers (as applicable) during the applicable periods, the primary reasons for such results, and, if applicable, efforts being undertaken to improve performance. The Board considered the Adviser’s responses and, if applicable, its efforts and plans to improve the fund’s investment performance and noted that it will continue to periodically review the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use
APPROVAL OF INVESTMENT MANAGEMENT (continued)

T. ROWE PRICE New Income Fund

brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT (continued)

T. ROWE PRICE New Income Fund

The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the third quintile
APPROVAL OF INVESTMENT MANAGEMENT (continued)

T. ROWE PRICE New Income Fund

(Expense Group and Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the third quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile (Expense
Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT (continued)

T. ROWE PRICE New Income Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F43-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026